[NATIONS FUNDS LOGO]




                                                        [GRAPHIC]






                                        Nations Institutional Reserves


                                              NATIONS CASH RESERVES
                                              NATIONS TREASURY RESERVES
                                              NATIONS GOVERNMENT RESERVES
                                              NATIONS MUNICIPAL RESERVES


                                              FOR THE YEAR ENDED APRIL 30, 1997

    NOT                                  MAY LOSE VALUE
    FDIC-                                NO BANK GUARANTEE
    INSURED

Nations Institutional Reserves Distributor: Stephens Inc. Stephens Inc., which is not affiliated with NationsBank, N.A., is not a bank, and the securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Institutional Reserves Investment Adviser: NationsBanc Advisors, Inc.

Nations Institutional Reserves Investment Sub-Adviser: TradeStreet Investment Associates, Inc.

DEAR SHAREHOLDER:

We are pleased to present the Annual Report for Nations Institutional Reserves (each portfolio, a "Fund" and collectively, the "Funds"). On the following pages, you will find important information regarding your investment for the fiscal year ended April 30, 1997.

SIGNIFICANT GROWTH FOR THE ECONOMY

During the first quarter of 1997, the Federal Open Market Committee ("FOMC") of the Federal Reserve Board increased the targeted Federal Funds ("Fed Funds") rate by 25 basis points, to 5.50% from 5.25%. This rate increase was the result of above-trend growth in the economy.

As evidenced by several economic indicators, monetary policy does not appear tight. The Gross Domestic Product was up 3.90% for the fourth quarter of 1996 and was reported at 5.60% during the first quarter of 1997, the strongest one quarter gain in nine years. In addition, data on retail sales in January and February were exceptionally strong, suggesting very robust consumer activity. While wages displayed a gradual acceleration, solid job growth in the past two quarters drove the unemployment rate down to 4.90%, the lowest since 1973.

This continued above-trend economic growth is partly the result of consumer confidence being at an all-time high. Currently, the markets are concerned that this may cause a rise in the core inflation rate, and the FOMC may decide to increase the Fed Funds rate further to prevent inflation.

LOOKING AHEAD

If the current economic climate continues, it is likely that the FOMC will further tighten the targeted Fed Funds rate. To capture relative yield value along the curve within the changing economic climate, the Funds will continue to be managed strategically. As economic and market conditions evolve, the portfolio managers will attempt to position the portfolios appropriately.

PERFORMANCE DISCUSSION

The following sections provide you with additional information on the four Funds, including the investment sub-adviser's review of the portfolios and each Fund's performance and asset allocation.

NATIONS CASH RESERVES

Because the money market yield curve remained positively sloped throughout most of the fiscal year and recently steepened this past quarter, the Fund was able to find value along the yield curve. Throughout the year, economic signals were mixed. Although the economy strengthened overall, no significant signs of inflation developed. The FOMC's decision to increase the targeted Fed Funds rate was a precautionary move to prevent inflation from emerging in an environment of above-trend economic growth.

The Fund maintained a defensive strategy throughout the year to hedge the shifts in the short-term yield curve. Overnight repurchase agreements, commercial paper and time deposits were purchased to provide daily liquidity. The Fund held floating rate notes based on various short-term indices to hedge interest-rate fluctuations. In addition, the Fund purchased securities with longer maturities to lock in yields when break-even analyses suggested value. Overall, commercial paper represented the best value in terms of yield, liquidity and available supply.

We expect that the Fund will continue to implement a defensive strategy and remain cautious in light of the current economic environment and the possibility of future FOMC rate increases. In addition, the Fund will continue to maintain short-term liquidity and purchase additional floating rate notes if pricing is attractive.

            NATIONS CASH RESERVES -- 30-DAY CURRENT YIELD COMPARISON

Annualized Yield

                                                  IBC Financial Data
                                                      First Tier
                   Nations Cash Reserves -        Institutional-Only
                    Capital Class Shares                Average
                   -----------------------        ------------------
4/96                    5.21                            5.03
5/96                    5.2                             5.03
6/96                    5.24                            5.03
7/96                    5.3                             5.08
8/96                    5.32                            5.08
9/96                    5.32                            5.1
10/96                   5.29                            5.09
11/96                   5.3                             5.1
12/96                   5.32                            5.12
1/97                    5.35                            5.12
2/97                    5.29                            5.1
3/97                    5.34                            5.123
4/97                    5.45                            5.22

7-day Current Yield as of 4/30/97: 5.48%
7-day Effective Yield as of 4/30/97: 5.63%

Source: IBC Financial Data, Inc.


        NATIONS CASH RESERVES -- ASSET ALLOCATION AS OF APRIL 30, 1997*

Medium Term Notes, Municipal Bonds, Repurchase
  Agreements and Other Assets and Liabilities (Net)                10.5%

Money Market Funds                                                  3.4%

U.S. Government Agency Obligations                                  2.8%

Time Deposits-Euro                                                 17.8%

Guaranteed Investment Contracts                                     6.5%

Certificates of Deposit                                             9.7%

Commercial Paper                                                   37.7%

Corporate Obligations                                              11.6%

          Note: Percentages indicate investments as a percentage of net assets.

NATIONS TREASURY RESERVES AND NATIONS GOVERNMENT RESERVES

Throughout the last quarter of 1996, the U.S. Government agency yield curve was relatively flat, making it challenging to find value along the curve. As stronger economic data emerged in the first quarter of 1997, the curve began to have a positive slope and, as the yield curve began to steepen, U.S. Government agencies began to issue one-year notes. In addition, issues available in the secondary market have continued to offer incremental value.

Investments have been made in repurchase agreements and the one-month area of the market. Going forward, we expect that the Funds will maintain a relatively conservative approach as signs of another FOMC interest rate tightening evolve. With the backup in the market, the Funds have made small purchases of one-year securities, and we expect to purchase longer-term securities as break-even analysis warrants.

          NATIONS TREASURY RESERVES -- 30-DAY CURRENT YIELD COMPARISON


                                                                                                                 7-Day     7-Day
                                                                                                                 Current  Effective
                                                           Annualized Yield                                      Yield      Yield
                               -------------------------------------------------------------------------------   as of      as of
                               4/96  5/96  6/96  7/96  8/96  9/96  10/96  11/96  12/96  1/97  2/97  3/97  4/97  4/30/97    4/30/97
                               ----  ----  ----  ----  ----  ----  -----  -----  -----  ----  ----  ----  ----  --------- --------
Nations Treasury Reserves -
  Capital Class Shares ......  5.14  5.11  5.14  5.15  5.15  5.14  5.14   5.24   5.25   5.17  5.16  5.22  5.33    5.31%    5.45%

IBC Financial Data
  U.S. Treasury &
  Repo Average ..............  4.59  4.57  4.6   4.63  4.61  4.62  4.62   4.69   4.69   4.66  4.62  4.68  4.75

Source: IBC Financial Data, Inc.


      NATIONS TREASURY RESERVES -- ASSET ALLOCATION AS OF APRIL 30, 1997*


Repurchase Agreements and Other
  Assets and Liabilities (Net) ................................. 80.6%

U.S. Treasury Notes ............................................  7.3%

U.S. Treasury Bills ...........................................   6.4%

Money Market Funds ............................................   5.7%

Note: Percentages indicate investments as a percentage of net assets.


         NATIONS GOVERNMENT RESERVES -- 30-DAY CURRENT YIELD COMPARISON



                                                                                                                 7-Day     7-Day
                                                                                                                 Current  Effective
                                                           Annualized Yield                                      Yield      Yield
                               -------------------------------------------------------------------------------   as of      as of
                               4/96  5/96  6/96  7/96  8/96  9/96  10/96  11/96  12/96  1/97  2/97  3/97  4/97  4/30/97    4/30/97
                               ----  ----  ----  ----  ----  ----  -----  -----  -----  ----  ----  ----  ----  --------- --------
Nations Government Reserves -
  Capital Class Shares ......  5.1   5.09  5.15  5.2   5.21  5.23  5.18   5.23   5.21   5.21  5.19  5.27  5.37    5.38%    5.52%

IBC Financial Data
  Government-Only
  Institutional-Only
  Average ...................  4.9   4.87  4.92  4.93  4.93  4.94  4.92   4.98   4.97   4.95  4.94  4.99  5.08

Source: IBC Financial Data, Inc.

     NATIONS GOVERNMENT RESERVES -- ASSET ALLOCATION AS OF APRIL 30, 1997*


Repurchase Agreements and Other
  Assets and Liabilities (Net) ..........................  55.9%

Student Loan Marketing Association ......................  15.5%

Federal Home Loan Bank ..................................  10.6%

Federal Farm Credit Bank ................................   7.5%

Federal Home Loan Mortgage Corporation ..................   5.0%

Federal National Mortgage Association ...................   4.5%

Money Market Fund .......................................   1.0%

Note: Percentages indicate investments as a percentage of net assets.



NATIONS MUNICIPAL RESERVES

The first quarter of 1997 created more of a challenge for the Fund to find incremental yield opportunities than that of prior years. Historically, municipal money market rates are lowest in January and gradually increase during tax season as April 15 approaches. This year, however, the reverse has been true. The highest rates of the year through April 30, for both floaters and notes, were in January. Starting in February, both money market and bond portfolio managers attempted to shorten their funds' maturities in anticipation of a possible FOMC interest-rate tightening. As a result, the demand for floaters increased and these investments became more difficult to find as well as more expensive. In fact, there have been relatively few municipal securities available that have provided opportunities on a break-even analysis. When municipal note yields exceed 4.00%, we expect to extend the Fund's weighted average maturity. Until then, we expect the Fund to continue to implement a laddered maturity structure.

         NATIONS MUNICIPAL RESERVES -- 30-DAY CURRENT YIELD COMPARISON



                                                                                                                 7-Day     7-Day
                                                                                                                 Current  Effective
                                                           Annualized Yield                                      Yield      Yield
                               -------------------------------------------------------------------------------   as of      as of
                               4/96  5/96  6/96  7/96  8/96  9/96  10/96  11/96  12/96  1/97  2/97  3/97  4/97  4/30/97    4/30/97
                               ----  ----  ----  ----  ----  ----  -----  -----  -----  ----  ----  ----  ----  --------- --------
Nations Municipal Reserves -
  Capital Class Shares ......  3.44  3.66  3.33  3.05  3.44  3.47  3.38   3.41   3.49   3.3   3.3   3.17  3.67    4.23%    4.32%

IBC Financial Data
  Inst.-Only
  Tax-Free Average ..........  3.18  3.37  3.08  2.87  3.17  3.21  3.16   3.17   3.24   3.09  3.06  2.96  3.35

Source: IBC Financial Data, Inc.

      NATIONS MUNICIPAL RESERVES -- ASSET ALLOCATION AS OF APRIL 30, 1997*



Demand Notes ........................................  80.9%

Market Notes ........................................  18.9%

Money Market Funds and Other Net
  Assets and Liabilities (Net) .......................  0.2%

Note: Percentages indicate investments as a percentage of net assets.


SERVING YOUR SHORT-TERM INVESTMENT NEEDS

As a series of money market funds designed specifically for the needs of institutional investors, the Funds are managed daily to provide your organization with access to the major sectors of the money market -- conveniently and cost effectively.

We thank you for choosing the Funds to help pursue your short-term cash management needs.

Sincerely,

/s/ A. Max Walker                                    /s/ Mark H. Williamson
A. Max Walker                                        Mark H. Williamson
President and Chairman of the Board                  President, NationsBanc Advisors, Inc.

April 30, 1997

MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

INVESTMENTS IN MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

The 30-day and 7-day current net annualized yields are based on the average net income per share for the thirty days ended April 30, 1997 and the seven days ended April 30, 1997, respectively, and the offering price on that date. The yields are annualized and include the effects of voluntary expense waivers by the Funds' investment adviser and administrator. If these waivers were not in effect, the yields would have been lower.
---------------

* Portfolio holdings are subject to change and may not be representative of current holdings.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

April 30, 1997

 Principal                                                                  Maturity         Value
   Amount                          NATIONS CASH RESERVES                      Date          (Note 1)
-------------------------------------------------------------------------------------------------------
                 CERTIFICATES OF DEPOSIT -- DOMESTIC -- 0.7%
                 Bankers Trust Company of New York:
$ 10,000,000       5.910%.................................................  03/12/98     $    9,997,524
  10,000,000       6.000%.................................................  03/24/98          9,989,310
-------------------------------------------------------------------------------------------------------
                 Total Certificates of Deposit -- Domestic (Cost $19,986,834).......         19,986,834
-------------------------------------------------------------------------------------------------------
                 CERTIFICATES OF DEPOSIT -- YANKEE -- 9.0%
                 Bank of Tokyo Mitsubishi, (New York):
  25,000,000       5.590%.................................................  05/05/97         25,000,000
  20,000,000       5.560%.................................................  07/18/97         20,000,000
  20,000,000       5.660%.................................................  08/29/97         20,000,000
  20,000,000       5.700%.................................................  09/30/97         20,000,000
                 Bayerische Landesbank AG, (New York):
  50,000,000       5.663%+................................................  05/01/97++       50,000,000
  25,000,000       5.750%.................................................  12/19/97         25,000,000
                 Deutsche Bank, (New York):
  25,000,000       5.655%.................................................  12/19/97         25,000,000
   5,000,000       5.860%.................................................  03/10/98          4,998,359
                 National Bank of Canada, (New York):
  10,000,000       5.850%.................................................  02/27/98         10,000,000
  10,000,000       5.940%.................................................  03/06/98         10,000,000
  17,000,000       6.030%.................................................  03/18/98         16,998,572
                 Sanwa Bank Ltd. of New York,
  15,000,000       5.660%.................................................  09/11/97         15,000,000
-------------------------------------------------------------------------------------------------------
                 Total Certificates of Deposit -- Yankee (Cost $241,996,931)........        241,996,931
-------------------------------------------------------------------------------------------------------
                 COMMERCIAL PAPER -- 37.7%
                 AC Acquisition Holding Company,
  20,000,000       Discount note..........................................  05/08/97         19,978,378
                 Aetna Services, Inc.:
  25,000,000       Discount note..........................................  05/23/97         24,914,903
  25,000,000       Discount note..........................................  05/28/97         24,895,938
                 Barnett Banks, Inc.,
  30,000,000       Discount note..........................................  05/21/97         29,907,833
                 Chrysler Financial Corporation,
  15,000,000       Discount note..........................................  05/08/97         14,983,754
                 Columbia/HCA Healthcare Corporation:
   8,000,000       Discount note..........................................  05/08/97          7,991,289
  11,800,000       Discount note..........................................  05/09/97         11,785,315
  20,000,000       Discount note..........................................  05/22/97         19,935,016
  15,000,000       Discount note..........................................  05/27/97         14,939,550
                 Copley Financing Corporation,
  26,735,000       Discount note..........................................  05/23/97         26,644,487

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

April 30, 1997

 Principal                                                                  Maturity         Value
   Amount                          NATIONS CASH RESERVES                      Date          (Note 1)
-------------------------------------------------------------------------------------------------------
                 COMMERCIAL PAPER (continued)
                 Corporate Receivables Corporation,
$ 43,500,000       Discount note..........................................  05/01/97     $   43,500,000
                 Countrywide Funding Corporation:
  30,000,000       Discount note..........................................  05/01/97         30,000,000
  12,350,000       Discount note..........................................  05/20/97         12,313,825
  35,000,000       Discount note..........................................  05/23/97         34,881,292
                 Dynamic Funding Corporation:
  35,000,000       Discount note..........................................  05/02/97         34,994,507
  13,121,000       Discount note..........................................  05/09/97         13,104,584
  14,667,000       Discount note..........................................  05/12/97         14,641,007
  23,000,000       Discount note..........................................  05/19/97         22,935,025
  24,633,000       Discount note..........................................  05/23/97         24,548,700
                 Finova Capital Corporation,
  24,550,000       Discount note..........................................  05/21/97         24,474,304
                 General Motors Acceptance Corporation:
  13,150,000       Discount note..........................................  05/15/97         13,121,567
  20,000,000       Discount note..........................................  06/23/97         19,840,117
  25,000,000       Discount note..........................................  07/09/97         24,739,334
  20,000,000       Discount note..........................................  08/25/97         19,655,867
  15,000,000       Discount note..........................................  10/07/97         14,614,425
  20,000,000       Discount note..........................................  10/28/97         19,415,000
                 International Securitization Corporation,
  17,000,000       Discount note..........................................  05/15/97         16,964,168
                 Lehman Brothers Holdings Inc.:
  25,000,000       Discount note..........................................  06/06/97         24,863,750
  10,000,000       Discount note..........................................  11/21/97          9,668,500
                 Mitsubishi Motors Credit of America, Inc. (Bank of Tokyo
                   Mitsubishi, Ltd. LOC),
  25,000,000       Discount note..........................................  05/13/97         24,953,583
                 National Bank of Canada, (New York):
  15,000,000       Discount note..........................................  06/02/97         14,922,800
  20,000,000       Discount note..........................................  06/06/97         19,891,900
                 National Fleet Funding Corporation:
  20,000,000       Discount note..........................................  05/07/97         19,981,433
  18,000,000       Discount note..........................................  05/20/97         17,947,275
                 NYNEX Corporation:
  15,000,000       Discount note..........................................  05/13/97         14,972,250
  25,000,000       Discount note..........................................  05/22/97         24,919,354
                 ODC Capital Corporation:
  26,217,000       Discount note..........................................  05/19/97         26,144,117
  20,000,000       Discount note..........................................  05/20/97         19,941,311
                 Philip Morris Companies Inc.,
  20,000,000       Discount note..........................................  05/01/97         20,000,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

April 30, 1997

 Principal                                                                  Maturity         Value
   Amount                          NATIONS CASH RESERVES                      Date          (Note 1)
-------------------------------------------------------------------------------------------------------
                 COMMERCIAL PAPER (continued)
                 Renault Credit International:
$ 20,000,000       Discount note..........................................  05/09/97     $   19,975,200
  20,000,000       Discount note..........................................  05/12/97         19,965,961
                 SRD Finance Inc., (Bank of Tokyo Mitsubishi, Ltd. LOC),
   7,000,000       Discount note..........................................  05/29/97          6,969,620
                 Sumitomo Corporation of America:
  25,000,000       Discount note..........................................  05/12/97         24,958,979
   5,000,000       Discount note..........................................  07/09/97          4,947,771
   5,000,000       Discount note..........................................  08/11/97          4,923,783
  15,000,000       Discount note..........................................  08/13/97         14,766,867
                 Toshiba America Inc.,
  10,000,000     Discount note............................................  06/30/97          9,910,333
                 Tri-Lateral Capital (USA) Inc.:
  10,047,000       Discount note..........................................  05/15/97         10,024,925
  16,000,000       Discount note..........................................  05/16/97         15,964,000
  18,250,000       Discount note..........................................  05/19/97         18,200,725
  12,685,000       Discount note..........................................  07/14/97         12,535,070
  10,197,000       Discount note..........................................  07/17/97         10,071,155
                 Tribune Company,
  22,000,000     Discount note............................................  07/28/97         21,693,467
-------------------------------------------------------------------------------------------------------
                   Total Commercial Paper (Cost $1,012,834,314).....................      1,012,834,314
-------------------------------------------------------------------------------------------------------
                 CORPORATE OBLIGATIONS -- 11.6%
                 Bankers Trust Company of New York:
  20,000,000       5.680%+................................................  05/01/97++       20,000,000
  75,000,000       5.690%+(a).............................................  05/01/97++       74,987,438
                 Bear Stearns & Company, Inc.,
  25,000,000       5.738%+................................................  05/05/97++       25,000,000
                 Beta Finance Inc.,
  25,000,000       5.890%+................................................  05/06/97++       25,000,000
                 General Motors Acceptance Corporation,
  25,000,000       5.700%+................................................  05/01/97++       24,998,294
                 International Business Machines Credit Corporation,
  70,000,000       5.730%+................................................  05/01/97++       70,000,000
                 Lehman Brothers Holdings Inc.,
  50,000,000       5.788%+................................................  05/08/97++       50,000,000
                 Merrill Lynch & Company, Inc.,
  20,000,000       5.680%+................................................  05/01/97++       20,000,000
-------------------------------------------------------------------------------------------------------
                 Total Corporate Obligations (Cost $309,985,732)....................        309,985,732
-------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

April 30, 1997

 Principal                                                                  Maturity         Value
   Amount                          NATIONS CASH RESERVES                      Date          (Note 1)
-------------------------------------------------------------------------------------------------------
                 GUARANTEED INVESTMENT CONTRACTS -- 6.5%
                 Jackson National Life Insurance Company:
$ 50,000,000       5.650%**+#.............................................  06/14/97++   $   50,000,000
  50,000,000       5.870%**+..............................................  07/01/97++       50,000,000
                 New York Life Insurance Company,
  50,000,000       5.864%**+..............................................  07/01/97++       50,000,000
                 Peoples Security Life Insurance Company,
  25,000,000       5.740%**+#.............................................  05/01/97++       25,000,000
-------------------------------------------------------------------------------------------------------
                 Total Guaranteed Investment Contracts (Cost $175,000,000)..........        175,000,000
-------------------------------------------------------------------------------------------------------
                 MEDIUM TERM NOTES -- 0.6%
                 Beta Finance Corporation Inc.,
  10,000,000       5.800%.................................................  03/03/98         10,000,000
                 Goldman, Sachs & Company,
   7,000,000       6.100%(a)..............................................  04/15/98          6,997,278
-------------------------------------------------------------------------------------------------------
                 Total Medium Term Notes (Cost $16,997,278).........................         16,997,278
-------------------------------------------------------------------------------------------------------
                 MUNICIPAL BOND -- 1.5% (Cost $40,000,000)
                 Virginia (State of), Housing Development Authority,
  40,000,000       5.450%+................................................  05/07/97++       40,000,000
-------------------------------------------------------------------------------------------------------
                 TIME DEPOSIT-EURO -- 17.8%
                 First National Bank of Chicago,
 125,000,000       5.688%.................................................  05/01/97        125,000,000
                 First Union National Bank:
 100,000,000       5.656%.................................................  05/01/97        100,000,000
 125,000,000       5.688%.................................................  05/01/97        125,000,000
                 Societe Generale,
 125,000,000       5.750%.................................................  05/01/97        125,000,000
-------------------------------------------------------------------------------------------------------
                 Total Time Deposit-Euro (Cost $475,000,000)........................        475,000,000
-------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.8%
                 Federal Home Loan Bank (FHLB), Note,
  25,000,000       5.680%+................................................  05/01/97++       25,000,000
                 Student Loan Marketing Association (SLMA), Note:
  25,000,000       5.800%+................................................  05/01/97++       25,000,000
  25,000,000       5.660%+................................................  05/06/97++       24,999,689
-------------------------------------------------------------------------------------------------------
                 Total U.S. Government Agency Obligations (Cost $74,999,689)........         74,999,689
-------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENTS -- 8.2%
                 Agreement with CS First Boston Corporation,
 125,000,000       5.600% dated 04/30/97 to be repurchased at $125,019,444 on
                   05/01/97, collateralized by $130,605,000 U.S. Government
                   securities due 05/01/97-10/20/97 (value $129,401,214)............        125,000,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

April 30, 1997

 Principal                                                                                   Value
   Amount                          NATIONS CASH RESERVES                                    (Note 1)
-------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENTS (continued)
                 Agreement with Lehman Brothers Holdings Inc.,
$ 95,000,000       5.770% dated 04/30/97 to be repurchased at $95,015,226 on 05/01/97, collateralized by $96,901,000 Qualified First Tier Money Market
                   Instruments, 5.370% -- 5.490% due 05/12/97 -- 08/01/97 (value
                   $96,901,000).....................................................     $   95,000,000
-------------------------------------------------------------------------------------------------------
                 Total Repurchase Agreements (Cost $220,000,000)....................        220,000,000
-------------------------------------------------------------------------------------------------------
      Shares
-------------------------------------------------------------------------------------------------------
                 MONEY MARKET FUNDS -- 3.4%
  45,764,548     Aim Liquid Asset Portfolio.........................................         45,764,548
  25,532,000     Aim Prime Fund.....................................................         25,532,000
  20,394,000     Dreyfus Cash Management Plus Fund..................................         20,394,000
       5,500     Fidelity Institutional Cash Variable Rate Fund.....................              5,500
-------------------------------------------------------------------------------------------------------
                     Total Money Market Funds (Cost $91,696,048)....................         91,696,048
-------------------------------------------------------------------------------------------------------
                     Total Investments (Cost $2,678,496,826*).............   99.8%        2,678,496,826
-------------------------------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES (NET).......................    0.2%
                 Other assets.......................................................         11,503,289
                 Dividends payable..................................................         (4,353,727)
                 Investment advisory fee payable (Note 2)...........................           (334,743)
                 Shareholder servicing and distribution fees payable (Note 3).......           (190,443)
                 Accrued Trustees' fees and expenses (Note 2).......................            (88,610)
                 Administration fee payable (Note 2)................................            (26,619)
                 Custodian fees payable (Note 2)....................................            (25,969)
                 Accrued registration and filing fees...............................           (305,489)
                 Accrued expenses and other payables................................            (40,297)
-------------------------------------------------------------------------------------------------------
                 TOTAL OTHER ASSETS AND LIABILITIES (NET)...........................          6,137,392
-------------------------------------------------------------------------------------------------------
                 NET ASSETS...............................................   100.0%      $2,684,634,218
=======================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

April 30, 1997

                                   NATIONS CASH RESERVES
-------------------------------------------------------------------------------------------------------
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                 Capital Class Shares:
                 ($1,684,232,624 / 1,684,234,691 shares outstanding)................     $         1.00
=======================================================================================================
                 Liquidity Class Shares:
                 ($419,851,406 / 419,851,922 shares outstanding)....................     $         1.00
=======================================================================================================
                 Adviser Class Shares:
                 ($247,550,587 / 247,550,891 shares outstanding)....................     $         1.00
=======================================================================================================
                 Market Class Shares:
                 ($332,999,601 / 333,000,010 shares outstanding)....................     $         1.00
=======================================================================================================
   *  Aggregate cost for Federal tax purposes.
  **  Restricted security (Note 5).
   +  Floating rate note. The interest rate shown reflects the rate currently in effect.
  ++  Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.
   #  Security subject to a demand feature which allows the Portfolio to put the security back to the issuer in 180 calendar days.
 (a)  Security is not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
-------------------------------------------------------------------------------------------------------
                 AT APRIL 30, 1997 NET ASSETS CONSIST OF:
                 Accumulated net realized loss on investments sold..................     $       (3,296)
                 Paid-in capital....................................................      2,684,637,514
-------------------------------------------------------------------------------------------------------
                 NET ASSETS.........................................................     $2,684,634,218
=======================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

April 30, 1997

 Principal                                                                    Maturity       Value
  Amount                          NATIONS TREASURY RESERVES                     Date        (Note 1)
-------------------------------------------------------------------------------------------------------
                U.S. TREASURY OBLIGATIONS -- 13.7%
                U.S. TREASURY BILLS -- 6.4%
$ 5,000,000     Discount note#............................................... 05/01/97   $    5,000,000
 10,000,000     Discount note#............................................... 08/21/97        9,828,267
  5,000,000     Discount note#............................................... 10/16/97        4,875,108
 10,000,000     Discount note#............................................... 11/13/97        9,714,166
 15,000,000     Discount note#............................................... 01/08/98       14,443,500
 10,000,000     Discount note#............................................... 02/05/98        9,586,222
-------------------------------------------------------------------------------------------------------
                                                                                             53,447,263
-------------------------------------------------------------------------------------------------------
                U.S. TREASURY NOTES -- 7.3%
  5,000,000     6.125%#...................................................... 05/31/97        5,001,540
 20,000,000     5.875%#...................................................... 07/31/97       20,028,490
  5,000,000     5.750%#...................................................... 09/30/97        5,001,040
 15,000,000     5.625%....................................................... 10/31/97       15,002,850
 15,000,000     6.125%#...................................................... 03/31/98       15,017,890
-------------------------------------------------------------------------------------------------------
                                                                                             60,051,810
-------------------------------------------------------------------------------------------------------
                Total U.S. Treasury Obligations (Cost $113,499,073)...................      113,499,073
-------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS -- 92.8%
206,000,000     Agreement with Bankers Trust Company,
                  5.400% dated 04/30/97 to be repurchased at $206,030,900
                  on 05/01/97, collateralized by $7,253,000 U.S. Treasury Bills, due
                  05/08/97 - 10/16/97; $29,161,000 U.S. Treasury Bonds, 7.625% -
                  12.500% due 08/15/14 - 08/15/29; $170,859,000 U.S. Treasury Notes,
                  5.500% - 7.500% due 09/30/97 - 03/31/08 (value $210,204,236)........      206,000,000
                Agreement with CS First Boston Corporation,
 98,966,000       Interest is payable monthly. The agreement is terminable by the fund daily. The final maturity of the agreement is 07/01/97,
                  collateralized by $430,286,000 U.S. Treasury Strips, Principal only,
                  due 05/15/17 (value $103,487,656)##.................................       98,966,000
 18,000,000     Agreement with Dean Witter Discover and Company,
                  4.950% dated 04/30/97 to be repurchased at $18,002,475 on 05/01/97, collateralized by $16,557,000 U.S. Treasury Bonds, 6.750% due
                  08/15/26; $2,069,000 U.S. Treasury Note, 7.750% due 02/15/01 (value
                  $18,360,098)........................................................       18,000,000
 40,000,000     Agreement with Dresdner Bank Inc.,
                  5.500% dated 04/30/97 to be repurchased at $40,006,111 on 05/01/97, collateralized by $47,303,310 GNMA with various maturities and
                  coupon rates (value $40,801,428)....................................       40,000,000
 41,000,000     Agreement with First Union Corporation,
                  5.430% dated 04/30/97 to be repurchased at $41,006,184 on 05/01/97, collateralized by $6,210,000 U.S. Treasury Bonds, 6.875% - 11.250%
                  due 02/15/15 - 08/15/25; $8,732,000 U.S. Treasury Note, 6.250% -
                  7.750% due 06/30/98 - 01/31/00; $215,000 U.S. Treasury Strips,
                  Interest Only 08/15/97 - 11/15/14; $23,887,000 cash (value
                  $41,094,224)........................................................       41,000,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
April 30, 1997

 Principal                                                                                   Value
  Amount                          NATIONS TREASURY RESERVES                                 (Note 1)
-------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS (continued)
$41,000,000     Agreement with Goldman Sachs & Company,
                  5.550% dated 04/30/97 to be repurchased at $41,006,321 on 05/01/97, collateralized by $41,941,174 GNMA, 6.000% due 02/20/27
                  (value $41,826,448).................................................   $   41,000,000
 41,000,000     Agreement with HSBC Securities,
                  5.550% dated 04/30/97 to be repurchased at $41,006,321 on 05/01/97, collateralized by $42,595,000 GNMA, 6.500% due 09/20/26
                  (value $41,823,382).................................................       41,000,000
 40,000,000     Agreement with J.P. Morgan & Company,
                  5.420% dated 04/30/97 to be repurchased at $40,006,022 on 05/01/97, collateralized by $39,621,000 U.S. Treasury Note, 6.375% due
                  05/15/99 (value $40,800,653)........................................       40,000,000
 40,000,000     Agreement with J.P. Morgan & Company,
                  5.440% dated 04/30/97 to be repurchased at $40,006,044 on 05/01/97, collateralized by $39,621,000 U.S. Treasury Note, 6.375% due
                  05/15/99 (value $40,800,653)........................................       40,000,000
 30,000,000     Agreement with Lehman Brothers Holdings Inc.,
                  5.380% dated 04/30/97 to be repurchased at $30,004,483 on 05/01/97, collateralized by $14,878,000 U.S. Treasury Bond, 6.500% - 6.750%
                  due 08/15/26 - 11/15/26; $15,753,000 U.S. Treasury Note, 5.875% -
                  7.500% due 11/15/01 - 11/30/01 (value $30,589,974)..................       30,000,000
 10,000,000     Agreement with Lehman Brothers Holdings Inc.,
                  5.430% dated 04/30/97 to be repurchased at $10,001,508 on 05/01/97, collateralized by $10,250,000 U.S. Treasury Note, 5.875% due
                  11/30/01 (value $10,195,760)........................................       10,000,000
 41,000,000     Agreement with Merrill Lynch & Company, Inc.,
                  5.600% dated 04/30/97 to be repurchased at $41,006,378 on 05/01/97, collateralized by $47,915,000 GNMA, 8.000% due 12/15/23
                  (value $41,822,891).................................................       41,000,000
 41,000,000     Agreement with Morgan Stanley Group Inc.,
                  5.530% dated 04/30/97 to be repurchased at $41,006,298 on 05/01/97, collateralized by $42,250,000 GNMA, 8.000% due 01/01/00
                  (value $42,029,273).................................................       41,000,000
 41,000,000     Agreement with Smith Barney, Inc.,
                  5.570% dated 04/30/97 to be repurchased at $41,006,344 on 05/01/97, collateralized by $42,133,060 GNMA, 7.500% due 02/15/27
                  (value $41,820,000).................................................       41,000,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
April 30, 1997

 Principal                                                                                   Value
  Amount                          NATIONS TREASURY RESERVES                                 (Note 1)
-------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS (continued)
$40,000,000     Agreement with UBS Securities, Inc.,
                  5.550% dated 04/30/97 to be repurchased at $40,006,167 on 05/01/97, collateralized by $70,745,962 GNMA, 7.000% - 12.500% due 9/20/99 -
                  04/20/27 (value $40,802,531)........................................   $   40,000,000
-------------------------------------------------------------------------------------------------------
                Total Repurchase Agreements -- Fixed Rate (Cost $768,966,000).........      768,966,000
-------------------------------------------------------------------------------------------------------
  Shares
-------------------------------------------------------------------------------------------------------
                MONEY MARKET FUNDS -- 5.7%
 16,937,000     AIM Treasury Fund.....................................................       16,937,000
 14,816,000     Dreyfus Treasury Cash Management Fund.................................       14,816,000
 15,148,000     Fidelity Institutional Cash Fund......................................       15,148,000
-------------------------------------------------------------------------------------------------------
                Total Money Market Funds (Cost $46,901,000)...........................       46,901,000
-------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS (Cost $929,366,073*).......................  112.2%       929,366,073
-------------------------------------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES (NET)........................... (12.2)%
                Other assets..........................................................          775,052
                Due to custodian......................................................         (152,042)
                Payable for reverse repurchase agreement (Note 1).....................      (98,966,000)
                Dividends payable.....................................................       (2,532,705)
                Shareholder servicing and distribution fees payable (Note 3)..........          (80,502)
                Investment advisory fee payable (Note 2)..............................          (79,674)
                Accrued Trustees' fees and expenses...................................          (44,929)
                Custodian fees payable (Note 2).......................................          (25,025)
                Administration fee payable (Note 2)...................................           (8,897)
                Accrued expenses and other payables...................................          (49,523)
-------------------------------------------------------------------------------------------------------
                TOTAL OTHER ASSETS AND LIABILITIES (NET)..............................     (101,164,245)
-------------------------------------------------------------------------------------------------------
                NET ASSETS...................................................  100.0%    $  828,201,828
=======================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
April 30, 1997

                                      NATIONS TREASURY RESERVES
-------------------------------------------------------------------------------------------------------
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                Capital Class Shares:
                ($468,975,360 [DIVIDED BY] 468,991,605 shares outstanding)............   $         1.00
=======================================================================================================
                Liquidity Class Shares:
                ($81,575,151 [DIVIDED BY] 81,577,976 shares outstanding)..............   $         1.00
=======================================================================================================
                Adviser Class Shares:
                ($154,255,582 [DIVIDED BY] 154,260,925 shares outstanding)............   $         1.00
=======================================================================================================
                Market Class Shares:
                ($123,395,735 [DIVIDED BY] 123,400,010 shares outstanding)............   $         1.00
=======================================================================================================

  * Aggregate cost for Federal tax purposes.

 # Denotes securities subject to repurchase under reverse repurchase agreements as of April 30, 1997 (Note 1).

## Security segregated as collateral for reverse repurchase agreement.
--------------------------------------------------------------------------------

                AT APRIL 30, 1997 NET ASSETS CONSIST OF:
                Accumulated net realized loss on investments sold.....................   $      (27,840)
                Paid-in capital.......................................................      828,229,668
-------------------------------------------------------------------------------------------------------
                NET ASSETS............................................................   $  828,201,828
=======================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

April 30, 1997

 Principal                                                                   Maturity        Value
  Amount                      NATIONS GOVERNMENT RESERVES                      Date         (Note 1)
------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 43.1%
               FEDERAL FARM CREDIT BANK (FFCB) NOTES -- 7.5%
$10,000,000    5.520%+...................................................    05/01/97++   $  9,999,413
  5,000,000    5.600%....................................................    06/03/97        4,999,367
  5,000,000    5.840%....................................................    06/18/97        4,998,994
  8,000,000    5.900%....................................................    04/01/98        7,983,847
------------------------------------------------------------------------------------------------------
                                                                                            27,981,621
------------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK (FHLB) -- 10.6%
  3,000,000    Discount note.............................................    05/01/97        3,000,000
  5,000,000    Discount note.............................................    05/22/97        4,984,396
  5,000,000    Discount note.............................................    07/14/97        4,945,836
               Notes:
 10,000,000    5.680%+...................................................    05/01/97++     10,000,000
  4,000,000    5.850%....................................................    11/06/97        4,000,000
  5,000,000    5.625%....................................................    12/26/97        5,000,000
  4,000,000    5.675%....................................................    02/12/98        3,994,347
  4,000,000    5.875%....................................................    02/12/98        4,000,000
------------------------------------------------------------------------------------------------------
                                                                                            39,924,579
------------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 5.0%
 10,000,000    Discount note.............................................    05/15/97        9,979,389
  4,000,000    Discount note.............................................    05/29/97        3,983,604
  5,000,000    Discount note.............................................    06/04/97        4,975,019
------------------------------------------------------------------------------------------------------
                                                                                            18,938,012
------------------------------------------------------------------------------------------------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 4.5%
  5,000,000    Discount note.............................................    05/13/97        4,991,083
  7,000,000    Discount note.............................................    09/08/97        6,864,366
               Note,
  5,000,000    5.550%+...................................................    05/01/97++      4,999,517
------------------------------------------------------------------------------------------------------
                                                                                            16,854,966
------------------------------------------------------------------------------------------------------
               STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 15.5%
 10,000,000    5.800%+...................................................    05/01/97++     10,000,000
 20,000,000    5.530%+...................................................    05/06/97++     19,986,337
  8,000,000    5.550%+...................................................    05/06/97++      8,000,000
  5,000,000    5.660%+...................................................    05/06/97++      4,999,923
 10,000,000    5.680%+...................................................    05/06/97++      9,999,135
               Note,
  5,000,000    5.870%....................................................    06/30/97        5,001,165
------------------------------------------------------------------------------------------------------
                                                                                            57,986,560
------------------------------------------------------------------------------------------------------
               Total U.S. Government Agency Obligations (Cost $161,685,738)..........      161,685,738
------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 55.7%
 93,000,000    Agreement with CS First Boston Corporation,
                 5.600% dated 04/30/97 to be repurchased at $93,014,467
                 on 05/01/97, collateralized by $95,260,000 U.S.
                 Government securities due 05/06/97 - 05/16/97 (value
                 $95,086,538)............................................                   93,000,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

April 30, 1997

 Principal                                                                                   Value
  Amount                      NATIONS GOVERNMENT RESERVES                                   (Note 1)
------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS (continued)
$12,000,000    Agreement with Goldman, Sachs & Company,
                 5.550% dated 04/30/97 to be repurchased at $12,001,850
                 on 05/01/97, collateralized by $12,275,466 GNMA, 6.000%
                 due 02/20/27 (value $12,241,888)........................                 $ 12,000,000
 12,000,000    Agreement with Morgan Stanley Group Inc.,
                 5.530% dated 04/30/97 to be repurchased at $12,001,843
                 on 05/01/97, collateralized by $17,575,000 GNMA, 6.000%
                 due 12/20/23 (value $12,405,645)........................                   12,000,000
 92,000,000    Agreement with Smith Barney, Inc.,
                 5.570% dated 04/30/97 to be repurchased at $92,014,234
                 on 05/01/97, collateralized by $125,422,832 GNMA,
                 7.000% - 9.000% due 01/01/00 - 04/15/27
                 (value $93,840,000).....................................                   92,000,000
------------------------------------------------------------------------------------------------------

               Total Repurchase Agreements (Cost $209,000,000).......................      209,000,000
------------------------------------------------------------------------------------------------------
    Shares
------------------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 1.0% (Cost $3,902,000)
  3,902,000    Fidelity Institutional Cash Fund......................................        3,902,000
------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENTS (Cost $374,587,738*)....................     99.8%        374,587,738
------------------------------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES (NET)........................      0.2%

               Other assets..........................................................        1,988,930

               Due to custodian......................................................          (14,402)

               Dividends payable.....................................................       (1,132,643)

               Shareholder servicing and distribution fees payable (Note 3)..........          (71,067)

               Investment advisory fee payable (Note 2)..............................          (41,078)

               Accrued Trustees' fees and expenses (Note 2)..........................          (14,156)

               Custodian fees payable (Note 2).......................................           (6,361)

               Administration fee payable (Note 2)...................................           (3,901)

               Accrued expenses and other payables...................................          (90,448)
------------------------------------------------------------------------------------------------------

               TOTAL OTHER ASSETS AND LIABILITIES (NET)..............................          614,874
------------------------------------------------------------------------------------------------------

               NET ASSETS................................................     100.0%      $375,202,612
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

April 30, 1997

                              NATIONS GOVERNMENT RESERVES
------------------------------------------------------------------------------------------------------
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
               Capital Class Shares:
               ($125,376,757 [DIVIDED BY] 125,377,425 shares outstanding)............     $       1.00
======================================================================================================
               Liquidity Class Shares:
               ($6,481,642 [DIVIDED BY] 6,481,676 shares outstanding)................     $       1.00
======================================================================================================
               Adviser Class Shares:
               ($24,845,366 [DIVIDED BY] 24,845,499 shares outstanding)..............     $       1.00
======================================================================================================
               Market Class Shares:
               ($218,498,847 [DIVIDED BY] 218,500,010 shares outstanding)............     $       1.00
======================================================================================================

*  Aggregate cost for Federal tax purposes

+ Floating rate note. The interest rate shown reflects the rate currently in effect.

++ Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.

------------------------------------------------------------------------------------------------------
               AT APRIL 30, 1997 NET ASSETS CONSIST OF:

               Accumulated net realized loss on investments sold.....................     $     (1,209)
               Paid-in capital.......................................................      375,203,821
------------------------------------------------------------------------------------------------------
               NET ASSETS............................................................     $375,202,612
======================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES
April 30, 1997

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES -- 99.8%
               ALABAMA -- 5.1%
               Arab, Alabama, Industrial Development Board, Industrial Development
                 Revenue, (Syncro Corporation Project), AMT, (SouthTrust Bank of
                 Alabama LOC),
$1,325,000       4.750% due 06/01/02++.................................................  $  1,325,000
               Foley, Alabama, Industrial Development Board, Industrial Development
                 Revenue, (Vulcan Inc. Project), (AmSouth Bank N.A., Birmingham LOC),
 2,050,000       4.700% due 12/01/00++.................................................     2,050,000
               Fort Payne, Alabama, Industrial Development Board, Industrial
                 Development Revenue, (Brookwood Expansion Project), (AmSouth Bank
                 N.A., Birmingham LOC),
   700,000       4.700% due 12/01/97++.................................................       700,000
               Homewood, Alabama, Educational Building Authority Revenue, Educational
                 Facilities, (Samford University), (Bank of Nova Scotia LOC),
 6,100,000       3.800% due 12/01/21+..................................................     6,100,000
----------------------------------------------------------------------------------------------------------
                                                                                           10,175,000
----------------------------------------------------------------------------------------------------------
               ALASKA -- 0.9%
               Valdez, Alaska, Marine Terminal Revenue, (Arco Transportation Project),
                 Series B, GO,
 1,900,000       4.600% due 05/01/31++.................................................     1,900,000
----------------------------------------------------------------------------------------------------------
               ARIZONA -- 1.5%
               Glendale, Arizona, United High School District, No. 205, TAN, Series A,
 2,000,000       4.400% due 07/31/97...................................................     2,001,922
               Pinal (County of), Arizona, Industrial Development Authority, PCR,
                 (Magma Copper Company Project), (Banque Nationale de Paris LOC),
 1,000,000       4.500% due 12/01/11++.................................................     1,000,000
----------------------------------------------------------------------------------------------------------
                                                                                            3,001,922
----------------------------------------------------------------------------------------------------------
               ARKANSAS -- 1.2%
               Little Rock, Arkansas, Metrocenter, Improvement District No. 1 Revenue,
                 (Little Rock Newspapers Inc. Project), (Bank of New York LOC),
 2,300,000       4.150% due 12/01/25+..................................................     2,300,000
----------------------------------------------------------------------------------------------------------
               CALIFORNIA -- 3.7%
               California (State of), University of California Revenue, (UCLA Medical
                 Center) (MBIA Insured),
 1,945,000       8.000% due 12/01/97...................................................     1,992,658
               Los Angeles, California, Regional Airports Improvement Corporation
                 Facilities Sublease Revenue, (Los Angeles International Airport),
                 (Societe Generale de France LOC),
 1,300,000       3.950% due 12/01/25+..................................................     1,300,000
               San Bernardino (County of), California, TRAN, GO, (Toronto Dominion
                 Bank, Landesbank Hessen LOC),
 3,000,000       4.500% due 06/30/97...................................................     3,002,967
               San Diego, California, Industrial Development Revenue, (Kaiser Aerospace
                 and Electrical Project), Series A, AMT, (ABN-AMRO Bank LOC),
 1,200,000       4.650% due 10/01/07++.................................................     1,200,000
----------------------------------------------------------------------------------------------------------
                                                                                            7,495,625
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
April 30, 1997

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               COLORADO -- 4.9%
               Colorado (State of), Health Facilities Authority Revenue, (Goodwill
                 Industries), (Bank One of Denver LOC),
$1,665,000       4.700% due 12/01/04++.................................................  $  1,665,000
               Colorado (State of), Post Secondary Educational Authority, Economic
                 Development Revenue, (U.S. Swimming), (Banc One of Denver LOC),
 1,400,000       4.700% due 06/01/11++.................................................     1,400,000
               Colorado (State of), Student Obligation Authority, Student Loan Revenue,
                 (Student Loan Marketing Association LOC):
                 AMT, Series B,
 2,000,000       4.500% due 07/01/20++.................................................     2,000,000
               Series C,
 3,600,000       4.400% due 08/01/00++.................................................     3,600,000
               Larimer (County of), Colorado, Industrial Development Revenue, (Ultimate
                 Support System Project), Series A, (Bank One of Denver LOC),
 1,150,000       4.700% due 06/01/10++.................................................     1,150,000
----------------------------------------------------------------------------------------------------------
                                                                                            9,815,000
----------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA -- 1.8%
               District of Columbia, GO, (Georgetown University), Series D, (Bayerische
                 Landesbank LOC),
 2,100,000       4.000% due 04/01/17++.................................................     2,100,000
               District of Columbia, Hospital Revenue, (Columbia Women's Hospital),
                 Series A, (Bank of Tokyo; Mitsubishi Bank Ltd. LOC),
 1,400,000       4.750% due 07/01/20++.................................................     1,400,000
----------------------------------------------------------------------------------------------------------
                                                                                            3,500,000
----------------------------------------------------------------------------------------------------------
               FLORIDA -- 2.7%
               Brevard (County of), Florida, Multi-family Housing Authority Revenue,
                 (Malabar Lakes & Park Village), Series A, (First Bank, Minneapolis
                 LOC),
 2,575,000       4.650% due 12/01/10++.................................................     2,575,000
               Fort Walton Beach, Florida, Industrial Development Revenue, (Burton Golf
                 Inc. Project), AMT, (Columbus Bank & Trust Company LOC),
 2,000,000       4.800% due 10/01/11++.................................................     2,000,000
               Orange (County of), Florida, Health Facilities Authority Revenue,
                 (Mayflower Retirement Community Project), (Rabobank Nederland LOC),
   900,000       4.600% due 03/01/18++.................................................       900,000
----------------------------------------------------------------------------------------------------------
                                                                                            5,475,000
----------------------------------------------------------------------------------------------------------
               GEORGIA -- 7.4%
               Brunswick & Glynn (Counties of), Georgia, Development Authority,
                 Industrial Development Revenue, (Insteel Industries Project), (First
                 Union National Bank LOC),
 1,313,000       4.850% due 06/01/99++.................................................     1,313,000
               Clayton (County of), Georgia, Housing Authority, Multi-family Housing
                 Revenue: (Rolling Hills Apartments Project), (AmSouth Bank N.A.,
                 Birmingham LOC),
 1,820,000       4.700% due 06/15/17++.................................................     1,820,000
               (Ten Oaks Apartments Project), Series F, (FSA Insured), (Barclays Bank
                 Plc LOC),
 3,370,000       4.000% due 01/01/21++.................................................     3,370,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
April 30, 1997

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               GEORGIA (continued)
               College Park, Georgia, Business and Industrial Development Authority,
                 Industrial Development Revenue, (Wynfield One Ltd Project), (Bank of
                 Tokyo; Mitsubishi Bank Ltd. LOC),
$1,750,000       3.850% due 12/01/16++.................................................  $  1,750,000
               Crisp County-Cordelle, Georgia, Industrial Development Authority
                 Revenue, (Florida Seed Company Inc. Project), AMT, (SouthTrust Bank of
                 Alabama LOC),
 1,150,000       4.850% due 12/01/10++.................................................     1,150,000
               De Kalb (County of), Georgia, Housing Authority, Multi-family Housing
                 Revenue: (Cedar Creek Apartments Project), AMT, (General Electric
                 Capital Corporation Guaranty),
 1,400,000       4.750% due 12/01/20++.................................................     1,400,000
               (Terrace Club Project), Series A , (AmSouth Bank N.A., Birmingham LOC),
 1,000,000       4.700% due 11/01/15++.................................................     1,000,000
               Savannah, Georgia, Economic Development Authority, Industrial
                 Development Revenue, (Fuji Vegetable Oil Project), (Bank of Tokyo;
                 Mitsubishi Bank Ltd. LOC),
 1,000,000       4.750% due 10/01/99++.................................................     1,000,000
               Smyrna, Georgia, Multi-family Housing Authority Revenue, (Hills of Post
                 Village Project), (FNMA Collateral Agreement),
 2,000,000       4.550% due 06/01/25++.................................................     2,000,000
----------------------------------------------------------------------------------------------------------
                                                                                           14,803,000
----------------------------------------------------------------------------------------------------------
               ILLINOIS -- 10.0%
               Burbank, Illinois, Industrial Development Revenue, (Service Merchandise,
                 Inc. Project), (Canadian Imperial Bank of Commerce LOC),
   400,000       3.650% due 09/15/24++.................................................       400,000
               Chicago, Illinois, O'Hare International Airport, American Airlines Inc,
                 Series A, (Westdeutsche Landesbank LOC),
 2,500,000       3.850% due 12/01/17+..................................................     2,500,000
               Illinois (State of), Development Financial Authority Revenue, (Chicago
                 Symphony Orchestra):
                 (Bank of America Illinois LOC),
 1,400,000       4.500% due 06/01/31++.................................................     1,400,000
               (Northern Trust Company LOC),
 2,000,000       4.500% due 12/01/28++.................................................     2,000,000
               Illinois (State of), Development Financial Authority, Industrial
                 Development Revenue:
                 (Quality Screw & Nut Company Project), AMT, (National Bank of Detroit
                 LOC),
 1,700,000       4.600% due 05/01/15++.................................................     1,700,000
               (Randolph Pickle Corporation Project), AMT, (National Bank of Detroit
                 LOC),
   800,000       4.700% due 06/01/12++.................................................       800,000
               (Unique Building Corporation Project), AMT, (National Bank of Detroit
                 LOC),
 1,400,000       4.700% due 05/01/09++.................................................     1,400,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
April 30, 1997

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               ILLINOIS (continued)
               Illinois (State of), Education Facilities Authority Revenue:
                 (Arts Club of Chicago), (Northern Trust LOC),
$3,900,000       4.500% due 01/01/26++.................................................  $  3,900,000
               (Northwestern University), (NBD Bank N.A. SBPA),
 1,400,000       4.550% due 12/01/25++.................................................     1,400,000
               Illinois (State of), Health Facilities Authority Revenue, (Victory
                 Health Project):
 2,000,000       3.500% due 05/22/97++.................................................     2,000,000
               Health, Hospital & Nursing Home Improvements, (Streeterville Corporation
                 Project), Series B, (NBD Bank N.A. LOC),
 1,000,000       4.500% due 08/15/23++.................................................     1,000,000
               Lombard Village, Illinois, Industrial Project Revenue, B&H Partnership,
                 (Comerica Bank LOC),
 1,500,000       4.875% due 10/01/13++.................................................     1,500,000
----------------------------------------------------------------------------------------------------------
                                                                                           20,000,000
----------------------------------------------------------------------------------------------------------
               INDIANA -- 2.5%
               Auburn, Indiana, Economic Development Revenue, (RJ Tower Corporation
                 Project), AMT, (Comerica Bank LOC),
 1,680,000       4.250% due 09/01/00++.................................................     1,680,000
               Indiana (State of), Health Facilities, Financing Authority Revenue,
                 (Cardinal Center), Series A, (Key Bank, N.A. LOC),
 2,480,000       4.650% due 12/01/16++.................................................     2,480,000
               Kendallville, Indiana, Revenue, (McCray Memorial Hospital Project), (NBD
                 Bank N.A. LOC),
   885,000       4.650% due 01/01/04++.................................................       885,000
----------------------------------------------------------------------------------------------------------
                                                                                            5,045,000
----------------------------------------------------------------------------------------------------------
               IOWA -- 1.5%
               Iowa (State of), School Corporations, Warrant Certificates, Series A,
                 (FSA Insured),
 3,000,000       4.750% due 06/27/97...................................................     3,003,603
----------------------------------------------------------------------------------------------------------
               KENTUCKY -- 3.9%
               Davies (County of), Kentucky, Solid Waste Disposal Facilities Revenue,
                 (Scott Paper Company Project), AMT, (Kimberly Clark Guaranteed):
                 Series A,
 2,100,000       3.900% due 12/01/23+..................................................     2,100,000
               Series B,
 1,700,000       3.900% due 12/01/23+..................................................     1,700,000
               Jefferson (County of), Kentucky, Industrial Building Revenue, (Seven
                 Counties Services Inc. Project), (Banc One LOC),
 1,595,000       4.700% due 06/01/11++.................................................     1,595,000
               Jefferson (County of), Kentucky, Industrial Development Revenue,
                 (Belknap Inc. Project), (Chemical Bank LOC),
 1,228,000       3.750% due 12/01/14++.................................................     1,228,000
               Jeffersontown, Kentucky, Industrial Building Revenue, (Raque Food System
                 Inc. Project), AMT, (PNC Bank LOC),
 1,200,000       4.750% due 04/01/20++.................................................     1,200,000
----------------------------------------------------------------------------------------------------------
                                                                                            7,823,000
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
April 30, 1997

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               LOUISIANA -- 2.3%
               Lake Charles, Louisiana, (Citgo Petroleum Corporation), (Westdeutsche
                 Landesbank LOC),
$2,300,000       4.500% due 08/01/07++.................................................  $  2,300,000
               South Louisiana, Port Community Marine Terminal Facilities Revenue,
                 (Occidental Petroleum), (Credit Suisse LOC),
 2,300,000       4.450% due 07/01/21++.................................................     2,300,000
----------------------------------------------------------------------------------------------------------
                                                                                            4,600,000
----------------------------------------------------------------------------------------------------------
               MARYLAND -- 1.1%
               Montgomery (County of), Maryland, Industrial Development Revenue,
                 (Information Systems and Network Corporation Project), (PNC Bank LOC),
   170,000       3.850% due 04/01/14++.................................................       170,000
               Prince Georges (County of), Maryland, Housing Authority Mortgage
                 Revenue, (Laurel-Oxford Project), (Bankers Trust Company LOC),
 2,000,000       4.625% due 10/01/07++.................................................     2,000,000
----------------------------------------------------------------------------------------------------------
                                                                                            2,170,000
----------------------------------------------------------------------------------------------------------
               MINNESOTA -- 1.4%
               Minneapolis, Minnesota, Revenue, (Catholic Charities Project), (Norwest
                 Bank Minnesota LOC),
 2,700,000       4.550% due 11/01/16 ++................................................     2,700,000
----------------------------------------------------------------------------------------------------------
               MISSISSIPPI -- 1.3%
               Flowood, Mississippi, Industrial Development Revenue, (BSC Steel Inc.
                 Project), AMT, (PNC Bank LOC),
 2,500,000       4.750% due 11/01/01++.................................................     2,500,000
----------------------------------------------------------------------------------------------------------
               MONTANA -- 0.5%
               Billings, Montana, Industrial Development Revenue, (Sysco Continental
                 Project), (Toronto Dominion Bank LOC),
 1,000,000       4.500% due 12/01/14++.................................................     1,000,000
----------------------------------------------------------------------------------------------------------
               NEBRASKA -- 0.5%
               Omaha, Nebraska, Auditorium Facilities Corporation Lease Revenue, (Omaha
                 Civic Auditorium Project),
 1,095,000       3.850% due 08/15/97...................................................     1,094,511
----------------------------------------------------------------------------------------------------------
               NEW MEXICO -- 1.9%
               Dona Ana (County of), New Mexico, Industrial Development Revenue,
                 (Foamex Products Inc Project), (Bank of Nova Scotia LOC),
 3,800,000       4.600% due 11/01/13++.................................................     3,800,000
----------------------------------------------------------------------------------------------------------
               NORTH CAROLINA -- 0.8%
               North Carolina (State of), Medical Care Community, Health Care
                 Facilities Revenue, (Methodist Home Project), (Branch Bank and Trust
                 Company LOC),
 1,590,000       4.000% due 03/01/18++.................................................     1,590,000
----------------------------------------------------------------------------------------------------------
               NORTH DAKOTA -- 0.5%
               Mercer (County of), North Dakota, Solid Waste Disposal Revenue, National
                 Rural Utilities, (Utility Power Project), Series U, AMT, (CFC
                 Insured),
 1,000,000       3.550% due 06/02/97...................................................     1,000,000
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
April 30, 1997

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               OHIO -- 4.4%
               Centerville, Ohio, Health Care Revenue, (Bethany Lutheran Village
                 Project), (PNC Bank of Ohio LOC),
$  980,000       4.600% due 11/01/13++.................................................  $    980,000
               Cuyahoga (County of), Ohio, Industrial Development Revenue, (Pleasant
                 Lake Project), (Key Bank, N.A. LOC),
   965,000       4.650% due 05/01/11++.................................................       965,000
               Greene (County of), Ohio, Industrial Development Revenue, (AFC Stamping
                 Project), AMT, (Key Bank, N.A. LOC),
 1,000,000       3.800% due 09/01/16++.................................................     1,000,000
               Ohio (State of), Housing Finance Agency, Multi-family Housing Revenue,
                 Kenwood Congregate Retirement Community, (Morgan Guaranty Trust
                 Company LOC),
 2,279,000       3.350% due 12/01/05++.................................................     2,279,000
               Summit (County of), Ohio, Industrial Development Revenue, (Oliver
                 Printing Project), AMT, (Bank One Akron LOC),
 1,500,000       4.800% due 02/01/07++.................................................     1,500,000
               Toledo-Lucas (County of), Ohio, Port Authority Facilities Improvement
                 Revenue, (Young Mens Christian Association), (Fifth Third Bank LOC)
 1,095,000       4.550% due 12/01/21++.................................................     1,095,000
               Trumbull (County of), Ohio, Industrial Development Revenue, (ATD
                 Corporation Project), AMT, (Key Bank, N.A. LOC),
   925,000       4.800% due 08/01/10++.................................................       925,000
----------------------------------------------------------------------------------------------------------
                                                                                            8,744,000
----------------------------------------------------------------------------------------------------------
               PENNSYLVANIA -- 1.1%
               Schuylkill (County of), Pennsylvania, Industrial Development Authority
                 Revenue, (PNC Bank LOC):
                 (Bon-Ton Stores Project), AMT,
 1,000,000       4.750% due 02/01/12++.................................................     1,000,000
                 (Grumbacher & Son Project),
 1,240,000       4.600% due 02/01/12++.................................................     1,240,000
----------------------------------------------------------------------------------------------------------
                                                                                            2,240,000
----------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA -- 4.8%
               Cherokee (County of), South Carolina, Industrial Development Revenue,
                 (Holmberg Electric Corporation Project), (Wachovia Bank LOC),
 1,000,000       5.000% due 11/01/04++.................................................     1,000,000
               Greenville (County of), South Carolina, School District,
 5,000,000       4.600% due 03/01/98...................................................     5,034,310
               South Carolina (State of), Jobs, Economic Development Authority Revenue:
                 (Chambers Oakridge Landfill), AMT, (Morgan Guaranty Trust Company
                 LOC),
 1,700,000       4.850% due 12/01/01++.................................................     1,700,000
                 (Spartanburg Young Mens Project), (First Union National Bank LOC),
 1,800,000       4.650% due 06/01/18++.................................................     1,800,000
----------------------------------------------------------------------------------------------------------
                                                                                            9,534,310
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
April 30, 1997

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               SOUTH DAKOTA -- 0.5%
               South Dakota (State of), Economic Development Finance Authority,
                 Industrial Development Revenue, (Lomar Development Company Project),
                 Series B, AMT, (First Bank LOC),
$  930,000       4.950% due 08/01/08++.................................................  $    930,000
----------------------------------------------------------------------------------------------------------
               TENNESSEE -- 11.9%
               Chattanooga, Tennessee, Industrial Development Board, (Seaboard Farms of
                 Chattanooga Project), (Bank of Nova Scotia LOC),
 2,000,000       4.650% due 06/01/04++.................................................     2,000,000
               Jefferson City, Tennessee, Industrial Development Board, (BA Property
                 Project), AMT, (NBD Bank N.A. LOC),
 1,000,000       4.600% due 11/01/24++.................................................     1,000,000
               Jefferson (County of), Tennessee, Industrial Development Board, Economic
                 Development Revenue, (Ball Corporation Project), AMT, (PNC Bank LOC),
 1,000,000       4.750% due 04/01/98++.................................................     1,000,000
               Knoxville, Tennessee, Refunding & Improvement Revenue, GO, Series A,
                 (MBIA Insured),
 2,505,000       3.800% due 05/01/97...................................................     2,505,000
               Memphis, Tennessee, Capital Outlay Notes, GO,
 1,770,000       5.000% due 07/01/97...................................................     1,773,155
               Metropolitan Nashville and Davidson (County of), Tennessee:
                 Industrial Development Board Revenue, (Nashville Apartment Properties
                 #2), (SunTrust Bank LOC),
 5,755,000       4.600% due 09/01/15++.................................................     5,755,000
                 (Vanderbilt University),
 1,005,000       3.950% due 05/01/98...................................................     1,005,000
               Metropolitan Nashville Airport Authority, Special Facilities Revenue,
                 (American Airlines Inc. Project), Series B, (Bayerische Landesbank
                 LOC),
 7,000,000       3.950% due 10/01/12+..................................................     7,000,000
               Springfield, Tennessee, Industrial Development Board, All American Homes
                 of Tennessee, AMT, (NBD Bank N.A. LOC),
 1,800,000       4.600% due 11/15/09++.................................................     1,800,000
----------------------------------------------------------------------------------------------------------
                                                                                           23,838,155
----------------------------------------------------------------------------------------------------------
               TEXAS -- 7.2%
               Austin (County of), Texas, Industrial Development Corporation,
                 Industrial Development Revenue, (Justin Industries Inc. Project),
                 (Citibank (New York) LOC),
 1,900,000       4.500% due 12/01/14++.................................................     1,900,000
               Carrollton, Texas, Independent School District, GO,
 1,200,000       6.700% due 02/01/98...................................................     1,225,554
               Harris (County of), Texas, Health Facilities Development Corporation,
                 Hospital Revenue, (St. Luke's Episcopal Hospital), Series B, (J.P.
                 Morgan LOC),
 4,100,000       3.850% due 02/15/16+..................................................     4,100,000
               Lubbock, Texas, Health Facilities Development Corporation Revenue,
                 (Charter Plains Hospital), (Bankers Trust Company LOC),
 2,000,000       4.700% due 10/01/13++.................................................     2,000,000
               Nueces (County of), Texas, Health Facilities Development Corporation
                 Revenue, (Driscoll Foundation Children's Project), (Bank One of Texas
                 LOC),
 1,200,000       4.050% due 07/01/15++.................................................     1,200,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
April 30, 1997

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               TEXAS (continued)
               Texas (State of), TRAN, Series A,
$3,000,000       4.750% due 08/29/97...................................................  $  3,007,586
               Trinity River, Texas, Industrial Development Authority, Industrial
                 Development Revenue Bond, (Toys "R" Us Project), Series 1994, (Bankers
                 Trust Company LOC),
 1,000,000       4.025% due 11/01/14++.................................................     1,000,000
----------------------------------------------------------------------------------------------------------
                                                                                           14,433,140
----------------------------------------------------------------------------------------------------------
               UTAH -- 1.2%
               Salt Lake City, Utah, Housing Authority, Sandy Retirement Center,
                 (Morgan Guaranty Trust Company, New York LOC),
 1,000,000       4.500% due 01/01/09++.................................................     1,000,000
               Utah (County of), Utah, Industrial Development Revenue, (McWare Inc.
                 Project), (AmSouth Bank N.A., Birmingham LOC),
 1,380,000       4.700% due 02/01/98++.................................................     1,380,000
----------------------------------------------------------------------------------------------------------
                                                                                            2,380,000
----------------------------------------------------------------------------------------------------------
               VIRGINIA -- 4.3%
               Albemarle (County of), Virginia, Industrial Development Authority,
                 Health Services Revenue, (University of Virginia Services Foundation),
                 (First Union National Bank (North Carolina) LOC),
 5,800,000       4.650% due 02/01/26++.................................................     5,800,000
               Bedford (County of), Virginia, Industrial Development Revenue, (Nekoosa
                 Packaging Corporation Project), (Industrial Bank of Japan Ltd. LOC),
 1,300,000       4.750% due 10/01/04++.................................................     1,300,000
               Winchester, Virginia, Industrial Development Authority Revenue, Midwesco
                 Filter, (Harris Trust & Savings Bank LOC),
 1,575,000       4.900% due 08/01/07++.................................................     1,575,000
----------------------------------------------------------------------------------------------------------
                                                                                            8,675,000
----------------------------------------------------------------------------------------------------------
               WASHINGTON -- 1.5%
               Port Skagit (County of), Washington, Industrial Development Authority
                 Revenue, (Cascade Clear Water Company Project), AMT, (Key Bank of
                 Washington LOC),
   900,000       4.800% due 12/01/20++.................................................       900,000
               Washington (State of), Motor Vehicle Fuel Tax, Series B,
 2,030,000       6.500% due 07/01/97...................................................     2,038,562
----------------------------------------------------------------------------------------------------------
                                                                                            2,938,562
----------------------------------------------------------------------------------------------------------
               WEST VIRGINIA -- 0.3%
               Ohio (County of), West Virginia, Industrial Development Revenue, (Ohio
                 Valley Clarksburg Drug Company Project), (PNC Bank LOC),
   700,000       3.800% due 12/01/01++.................................................       700,000
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
April 30, 1997

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               WISCONSIN -- 5.2%
               Howard Suamico, Wisconsin, School District, TRAN,
$1,750,000       4.400% due 08/22/97...................................................   $  1,752,082
               Kenosha, Wisconsin, TRAN,
 2,500,000       4.250% due 06/30/97...................................................      2,500,988
               Milwaukee, Wisconsin, Industrial Development Revenue, (Mandel Company
                 Project), AMT, (First Bank LOC),
 1,000,000       4.850% due 04/01/07++.................................................      1,000,000
               Oshkosh, Wisconsin, Area School District, TRAN,
 2,000,000       4.250% due 08/20/97...................................................      2,001,752
               Sheboygan Falls, Wisconsin, School District, TRAN,
 1,000,000       4.250% due 10/01/97...................................................      1,000,601
               Sun Prairie, Wisconsin, Area School District, TRAN,
 2,100,000       4.250% due 08/22/97...................................................      2,101,558
----------------------------------------------------------------------------------------------------------
                                                                                            10,356,981
----------------------------------------------------------------------------------------------------------
               Total Municipal Bonds and Notes (Cost $199,561,809).....................    199,561,809
----------------------------------------------------------------------------------------------------------

  Shares
----------------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.0%
    25,000     AIM Tax-Exempt Fund.....................................................         25,000
    25,000     Fidelity Institutional Tax-Exempt Cash Management Fund..................         25,000
----------------------------------------------------------------------------------------------------------
                     Total Money Market Funds (Cost $50,000)...........................         50,000
----------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS (Cost $199,611,809*)..........................   99.8%    199,611,809
-----------------------------------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES (NET)..............................    0.2%
               Other assets...........................................................       1,931,632
               Payable for investment securities purchased............................      (1,005,000)
               Dividends payable......................................................        (420,156)
               Shareholder servicing and distribution fees payable (Note 3)...........         (30,802)
               Investment advisory fee payable (Note 2)...............................         (20,045)
               Accrued Trustees' fees and expenses (Note 2)...........................          (8,233)
               Custodian fees payable (Note 2)........................................          (3,877)
               Administration fee payable (Note 2)....................................          (2,010)
               Accrued expenses and other payables....................................         (79,651)
-----------------------------------------------------------------------------------------------------------
               TOTAL OTHER ASSETS AND LIABILITIES (NET)...............................         361,858
-----------------------------------------------------------------------------------------------------------
               NET ASSETS......................................................  100.0%   $199,973,667
===========================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
April 30, 1997

                                  NATIONS MUNICIPAL RESERVES
-----------------------------------------------------------------------------------------------------------
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
               Capital Class Shares:
               ($59,700,956 / 59,701,299 shares outstanding)..........................    $       1.00
===========================================================================================================
               Liquidity Class Shares:
               ($54,676,746 / 54,677,062 shares outstanding)..........................    $       1.00
===========================================================================================================
               Adviser Class Shares:
               ($7,296,406 / 7,296,448 shares outstanding)............................    $       1.00
===========================================================================================================
               Market Class Shares:
               ($78,299,559 / 78,300,010 shares outstanding)..........................    $       1.00
===========================================================================================================
   * Aggregate cost for Federal tax purposes.
   + Variable rate demand notes are payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.
  ++ Variable rate demand notes are payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate currently in effect.

Nations Municipal Reserves had the following industry concentrations greater than 10% at April 30, 1997 (as a percentage of net assets):

Industrial Facilities Revenue   20.3%
Medical Facilities Revenue      12.6%
Housing Revenue                 12.2%
Abbreviations:
AMT    -- Alternative Minimum Tax
CFC    -- Cooperative Finance Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assurance
GO     -- General Obligation Bonds
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance
PCR    -- Pollution Control Revenue
SBPA   -- Standby Bond Purchase Agreement
TAN    -- Tax Anticipation Notes
TRAN   -- Tax and Revenue Anticipation Notes
----------------------------------------------------------------------------------------------------------
               AT APRIL 30, 1997 NET ASSETS CONSIST OF:
               Accumulated net realized loss on investments sold.......................  $     (1,152)
               Paid-in capital.........................................................   199,974,819
----------------------------------------------------------------------------------------------------------
               NET ASSETS..............................................................  $199,973,667
==========================================================================================================

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                          NATIONS INSTITUTIONAL RESERVES

For the Year Ended April 30, 1997

                                                  NATIONS        NATIONS        NATIONS       NATIONS
                                                   CASH         TREASURY      GOVERNMENT     MUNICIPAL
                                                 RESERVES       RESERVES       RESERVES       RESERVES
-------------------------------------------------------------------------------------------------------
Investment Income:
  Interest..................................... $90,975,530    $31,485,300    $14,895,371    $6,725,037
  Dividends....................................   3,914,065      1,182,057        178,064       145,213
-------------------------------------------------------------------------------------------------------
    Total Investment Income....................  94,889,595     32,667,357     15,073,435     6,870,250
-------------------------------------------------------------------------------------------------------
Expenses:
  Investment advisory fee (Note 2).............   5,155,818      1,814,290        833,883       575,179
  Administration fee (Note 2)..................   1,718,606        604,764        277,961       191,727
  Transfer agent fees (Note 2).................      65,309         51,998         46,720        45,322
  Custodian fees (Note 2)......................     160,427        118,419         39,508        28,619
  Trustees' fees and expenses (Note 2).........      90,588         35,707         13,945         8,182
  Registration and filing fees.................     394,416         77,667        107,202        72,230
  Legal and audit fees.........................      90,254         39,839         19,186        13,904
  Other........................................      71,090         37,759         20,832        54,609
-------------------------------------------------------------------------------------------------------
    Subtotal...................................   7,746,508      2,780,443      1,359,237       989,772
  Shareholder servicing and distribution fees
    (Note 3):
    Liquidity Class Shares.....................     280,387         58,712          9,425        48,994
    Adviser Class Shares.......................     802,626        360,803         80,948        18,582
    Market Class Shares........................     589,248        304,041        627,535       311,866
  Fees waived by investment adviser and
    administrator..............................  (4,309,803)    (1,570,212)      (801,054)     (605,955)
-------------------------------------------------------------------------------------------------------
    Total Expenses.............................   5,108,966      1,933,787      1,276,091       763,259
-------------------------------------------------------------------------------------------------------
  Fees reduced by credits allowed by the
    custodian (Note 2).........................          --             --         (1,349)           --
-------------------------------------------------------------------------------------------------------
    Net Expenses...............................   5,108,966      1,933,787      1,274,742       763,259
-------------------------------------------------------------------------------------------------------
      Net Investment Income....................  89,780,629     30,733,570     13,798,693     6,106,991
-------------------------------------------------------------------------------------------------------
    Net Realized Gain on Investments (Note
      1).......................................       1,459          6,649            853            --
-------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting From
      Operations............................... $89,782,088    $30,740,219    $13,799,546    $6,106,991
=======================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF CASH FLOWS                           NATIONS INSTITUTIONAL RESERVES

For the Year Ended April 30, 1997

                      NATIONS TREASURY RESERVES
-----------------------------------------------------------------------------------------------------
Cash flows from operating and investing activities:
  Investment income received........................................  $    29,591,474
  Dividend income received..........................................        1,032,239
  Payment of operating expenses.....................................       (1,759,035)
  Net proceeds from reverse repurchase agreements outstanding.......       (6,278,000)
  Net purchases of short-term investments...........................     (328,714,953)
-----------------------------------------------------------------------------------------------------
Cash used by operating and investing activities.....................                    $(306,128,275)
Cash flows from financing activities:
  Proceeds from shares sold.........................................    3,297,027,733
  Payments on shares redeemed.......................................   (2,964,856,708)
  Distributions paid*...............................................      (26,195,326)
-----------------------------------------------------------------------------------------------------
Cash provided by financing activities...............................                      305,975,699
-----------------------------------------------------------------------------------------------------
Decrease in cash....................................................                         (152,576)
Cash at beginning of year...........................................                              534
-----------------------------------------------------------------------------------------------------
Cash at end of year.................................................                    $    (152,042)
=====================================================================================================
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO CASH
  USED BY OPERATING AND INVESTING ACTIVITIES:
Net Increase in net assets resulting from operations................                    $  30,740,219
  Increase in investments...........................................  $  (331,663,401)
  Decrease in payable for reverse repurchase agreement
    transactions....................................................       (6,278,000)
  Decrease in interest and dividends receivable.....................          898,155
  Decrease in other assets..........................................           85,279
  Increase in accrued expenses and other payables...................           89,473
-----------------------------------------------------------------------------------------------------
Cash used by operating and investing activities.....................                    $(306,128,275)
=====================================================================================================

* Non cash activities include reinvestment of dividends of $4,164,752.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS               NATIONS INSTITUTIONAL RESERVES

For the Year Ended April 30, 1997

                                                NATIONS         NATIONS        NATIONS        NATIONS
                                                  CASH          TREASURY      GOVERNMENT     MUNICIPAL
                                                RESERVES        RESERVES       RESERVES       RESERVES
--------------------------------------------------------------------------------------------------------
Net investment income......................  $   89,780,629   $ 30,733,570   $ 13,798,693   $  6,106,991
Net realized gain on investments...........           1,459          6,649            853             --
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations...............................      89,782,088     30,740,219     13,799,546      6,106,991
Distributions to shareholders from net
  investment income:
    Capital Class Shares...................     (55,425,041)   (17,377,380)    (3,121,538)    (2,108,862)
    Liquidity Class Shares.................      (9,676,471)    (1,979,702)      (319,759)    (1,059,818)
    Adviser Class Shares...................     (16,293,321)    (7,165,652)    (1,631,142)      (236,155)
    Market Class Shares....................      (8,385,796)    (4,210,836)    (8,726,254)    (2,702,156)
Net increase/(decrease) in net assets from
  shares of beneficial interest
  transactions (Note 4):
    Capital Class Shares...................   1,076,589,010    164,627,665     67,255,105     11,218,610
    Liquidity Class Shares.................     384,404,620     69,773,004      6,352,281     47,943,490
    Adviser Class Shares...................    (150,259,645)   (21,442,722)   (83,323,912)   (48,215,598)
    Market Class Shares....................     333,000,010    123,400,010    218,500,010     78,300,010
--------------------------------------------------------------------------------------------------------
Net increase in net assets.................   1,643,735,454    336,364,606    208,784,337     89,246,512
Net Assets:
Beginning of year..........................   1,040,898,764    491,837,222    166,418,275    110,727,155
--------------------------------------------------------------------------------------------------------
End of year................................  $2,684,634,218   $828,201,828   $375,202,612   $199,973,667
========================================================================================================

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS               NATIONS INSTITUTIONAL RESERVES

For the Year Ended April 30, 1996

                                                NATIONS         NATIONS        NATIONS        NATIONS
                                                  CASH          TREASURY      GOVERNMENT     MUNICIPAL
                                                RESERVES        RESERVES       RESERVES       RESERVES
--------------------------------------------------------------------------------------------------------
Net investment income......................  $   28,719,705   $ 26,673,804   $  6,892,333   $  3,808,332
Net realized loss on investments...........            (467)       (21,910)        (1,654)       --
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations...............................      28,719,238     26,651,894      6,890,679      3,808,332
Distributions to shareholders from net
  investment income:
    Capital Class Shares...................     (20,455,385)   (19,934,505)    (1,507,329)    (1,408,074)
    Liquidity Class Shares.................      (1,102,564)      (145,195)          (989)      (144,956)
    Adviser Class Shares...................      (7,161,756)    (6,594,104)    (5,384,015)    (2,255,302)
Net increase/(decrease) in net assets from
  shares of beneficial interest
  transactions (Note 4):
    Capital Class Shares...................     473,578,788     52,659,758     58,120,309     16,129,224
    Liquidity Class Shares.................      35,445,236     11,130,769        127,332      4,142,504
    Adviser Class Shares...................     350,127,136    119,938,978      8,921,865     (8,611,389)
--------------------------------------------------------------------------------------------------------
Net increase in net assets.................     859,150,693    183,707,595     67,167,852     11,660,339
Net Assets:
Beginning of year..........................     181,748,071    308,129,627     99,250,423     99,066,816
--------------------------------------------------------------------------------------------------------
End of year................................  $1,040,898,764   $491,837,222   $166,418,275   $110,727,155
========================================================================================================

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Capital Class Share outstanding throughout each year.

                                                                        NATIONS CASH RESERVES
 ---------------------------------------------------------------------------------------------------------------------------
                                          YEAR         YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                        04/30/97     04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
 ---------------------------------------------------------------------------------------------------------------------------
Capital Class Shares:
Net asset value, beginning of year...  $     1.00    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income................      0.0531     0.0570      0.0480      0.0283      0.0315      0.0492      0.0392
Dividends from net investment
  income.............................     (0.0531)   (0.0570)    (0.0480)    (0.0283)    (0.0315)    (0.0492)    (0.0392)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year.........  $     1.00    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
===========================================================================================================================
Total Return++.......................        5.44%      5.84%       4.91%       2.87%       3.19%       5.03%       7.35%+
===========================================================================================================================
Ratios to average net assets/
  supplemental data:
  Net assets, end of year (000's)....  $1,684,233    $607,643    $134,064    $109,852    $55,739     $100,943    $19,387
  Ratio of operating expenses to
    average net assets...............        0.20%      0.20%       0.29%       0.45%       0.45%       0.45%       0.45%+
  Ratio of net investment income to
    average net assets...............        5.32%      5.53%       4.96%       2.83%       3.15%       4.61%       7.04%+
  Ratio of operating expenses to
    average net assets without
    waivers..........................        0.45%      0.51%       0.52%       0.56%       0.59%       0.74%       0.79%+
  Ratio of net investment income to
    average net assets without
    waivers..........................        5.07%      5.22%       4.73%       2.72%       3.01%       4.32%       6.70%+
  Net investment income per share
    without waivers..................  $   0.0506    $0.0538     $0.0458     $0.0272     $0.0298     $0.0455     $0.0373
===========================================================================================================================
   *  The Nations Cash Reserves Capital Class Shares commenced operations on October 10, 1990.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Liquidity Class Share outstanding throughout each year.

                                                                        NATIONS CASH RESERVES
 ---------------------------------------------------------------------------------------------------------------------------
                                          YEAR        YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                                         ENDED       ENDED       ENDED       ENDED       ENDED       ENDED        ENDED
                                        04/30/97    04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
 ---------------------------------------------------------------------------------------------------------------------------
Liquidity Class Shares:
Net asset value, beginning of year....  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income.................    0.0516      0.0555      0.0471      0.0273      0.0305      0.0482      0.0197
Dividends from net investment
  income..............................   (0.0516)    (0.0555)    (0.0471)    (0.0273)    (0.0305)    (0.0482)    (0.0197)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year..........  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===========================================================================================================================
Total Return++........................      5.28%       5.70%       4.81%       2.77%       3.09%       4.92%       6.44%+
===========================================================================================================================
Ratios to average net assets/
  supplemental data:
  Net assets, end of year (000's).....  $419,851    $ 35,447    $      2    $ 69,786    $ 19,411    $  4,776    $ 10,361
  Ratio of operating expenses to
    average net assets................      0.35%       0.35%       0.38%       0.55%       0.55%       0.55%       0.55%+
  Ratio of net investment income to
    average net assets................      5.17%       5.38%       4.87%       2.74%       2.96%       4.94%       6.41%+
  Ratio of operating expenses to
    average net assets without
    waivers...........................      0.60%       0.66%       0.61%       0.65%       0.68%       0.85%       0.87%+
  Ratio of net investment income to
    average net assets without
    waivers...........................      4.92%       5.07%       4.64%       2.64%       2.82%       4.64%       6.09%+
Net investment income per share
  without waivers.....................  $ 0.0491    $ 0.0523    $ 0.0448    $ 0.0262    $ 0.0287    $ 0.0447    $ 0.0186
===========================================================================================================================
   *  The Nations Cash Reserves Liquidity Class Shares commenced operations on January 9, 1991.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For an Adviser Class Share outstanding throughout each year.

                                                                                   NATIONS CASH RESERVES
----------------------------------------------------------------------------------------------------------------
                                                                              YEAR         YEAR         PERIOD
                                                                             ENDED        ENDED         ENDED
                                                                            04/30/97     04/30/96     04/30/95*
----------------------------------------------------------------------------------------------------------------
Adviser Class Shares:
Net asset value, beginning of year.......................................   $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------
Net investment income....................................................     0.0506       0.0545       0.0316
Dividends from net investment income.....................................    (0.0506)     (0.0545)     (0.0316)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of year.............................................   $   1.00     $   1.00     $   1.00
================================================================================================================
Total Return++...........................................................       5.19%        5.58%        3.20%
================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of year (000's)........................................   $247,551     $397,809     $ 47,682
  Ratio of operating expenses to average net assets......................       0.45%        0.45%        0.54%+
  Ratio of net investment income to average net assets...................       5.07%        5.28%        4.71%+
  Ratio of operating expenses to average net assets without waivers......       0.70%        0.76%        0.77%+
  Ratio of net investment income to average net assets without waivers...       4.82%        4.97%        4.48%+
  Net investment income per share without waivers........................   $ 0.0481     $ 0.0513     $ 0.0300
================================================================================================================
   *  The Nations Cash Reserves Adviser Class Shares commenced operations on September 22, 1994.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Market Class Share outstanding throughout the period.

                                                                                           NATIONS CASH RESERVES
----------------------------------------------------------------------------------------------------------------
                                                                                                   PERIOD
                                                                                                    ENDED
                                                                                                  04/30/97*
----------------------------------------------------------------------------------------------------------------
Market Class Shares:
Net asset value, beginning of period............................................................  $   1.00
----------------------------------------------------------------------------------------------------------------
Net investment income...........................................................................    0.0493
Dividends from net investment income............................................................   (0.0493)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period..................................................................  $   1.00
================================================================================================================
Total Return++..................................................................................      5.04%
================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of period (000's).............................................................  $333,000
  Ratio of operating expenses to average net assets.............................................      0.55%+
  Ratio of net investment income to average net assets..........................................      4.97%+
  Ratio of operating expenses to average net assets without waivers.............................      0.80%+
  Ratio of net investment income to average net assets without waivers..........................      4.72%+
  Net investment income per share without waivers...............................................  $ 0.0468
================================================================================================================

 * The Nations Cash Reserves Market Class Shares commenced operations on May 3, 1996.
 + Annualized.
++ Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Capital Class Share outstanding throughout each year.

                                                                      NATIONS TREASURY RESERVES
 ---------------------------------------------------------------------------------------------------------------------------
                                          YEAR         YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                        04/30/97     04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
 ---------------------------------------------------------------------------------------------------------------------------
Capital Class Shares:
Net asset value, beginning of year....  $   1.00     $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income...............    0.0519       0.0556      0.0480      0.0298      0.0323      0.0481      0.0176
  Net realized gain on investments....        --           --          --          --      0.0001      0.0003          --
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations......    0.0519       0.0556      0.0480      0.0298      0.0324      0.0484      0.0176
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income............................   (0.0519)     (0.0556)    (0.0480)    (0.0298)    (0.0323)    (0.0481)    (0.0176)
  Distributions from net realized
    gains.............................        --           --          --          --     (0.0001)    (0.0003)         --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions.................   (0.0519)     (0.0556)    (0.0480)    (0.0298)    (0.0324)    (0.0484)    (0.0176)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year..........  $   1.00     $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===========================================================================================================================
Total Return++........................      5.30%        5.71%       4.91%       3.02%       3.29%       4.92%       5.89%+
===========================================================================================================================
Ratios to average net assets/
  supplemental data:
  Net assets, end of year (000's).....  $468,975     $304,342    $251,694    $338,504    $418,644    $ 19,587    $  4,519
  Ratio of operating expenses to
    average net assets................      0.20%        0.20%       0.20%       0.20%       0.20%       0.26%       0.45%+
  Ratio of net investment income to
    average net assets................      5.20%        5.50%       4.79%       2.99%       2.99%       4.39%       5.85%+
  Ratio of operating expenses to
    average net assets without
    waivers...........................      0.46%        0.51%       0.50%       0.52%       0.72%       1.06%       0.94%+
  Ratio of net investment income to
    average net assets without
    waivers...........................      4.94%        5.19%       4.50%       2.67%       2.48%       3.59%       5.36%+
  Net investment income per share
    without waivers...................  $ 0.0493     $ 0.0525    $ 0.0451    $ 0.0267    $ 0.0251    $ 0.0368    $ 0.0161
===========================================================================================================================

 * The Nations Treasury Reserves Capital Class Shares commenced operations on January 11, 1991.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Liquidity Class Share outstanding throughout each year.

                                                                      NATIONS TREASURY RESERVES
 ---------------------------------------------------------------------------------------------------------------------------
                                          YEAR        YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                                         ENDED       ENDED       ENDED       ENDED       ENDED       ENDED        ENDED
                                        04/30/97    04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
 ---------------------------------------------------------------------------------------------------------------------------
Liquidity Class Shares:
Net asset value, beginning of year....  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income...............    0.0504      0.0541      0.0462      0.0263      0.0288      0.0454      0.0173
  Net realized gain on investments....        --          --          --          --      0.0001      0.0003          --
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations......    0.0504      0.0541      0.0462      0.0263      0.0289      0.0457      0.0173
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income............................   (0.0504)    (0.0541)    (0.0462)    (0.0263)    (0.0288)    (0.0454)    (0.0173)
  Distributions from net realized
    gains.............................        --          --          --          --     (0.0001)    (0.0003)         --
---------------------------------------------------------------------------------------------------------------------------
    Total distributions...............   (0.0504)    (0.0541)    (0.0462)    (0.0263)    (0.0289)    (0.0457)    (0.0173)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year..........  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===========================================================================================================================
Total Return++........................      5.15%       5.57%       4.71%       2.67%       2.93%       4.64%       5.79%+
===========================================================================================================================
Ratios to average net assets/
  supplemental data:
  Net assets, end of year (000's).....  $ 81,575    $ 11,804    $    674    $ 14,227    $  3,369    $  2,807    $  2,891
  Ratio of operating expenses to
    average net assets................      0.35%       0.35%       0.49%       0.55%       0.55%       0.52%       0.55%+
  Ratio of net investment income to
    average net assets................      5.05%       5.35%       4.50%       2.67%       2.89%       4.62%       5.75%+
  Ratio of operating expenses to
    average net assets without
    waivers...........................      0.61%       0.66%       0.79%       0.87%       1.07%       1.32%       1.04%+
  Ratio of net investment income to
    average net assets without
    waivers...........................      4.79%       5.04%       4.21%       2.35%       2.37%       3.82%       5.26%+
  Net investment income per share
    without waivers...................  $ 0.0478    $ 0.0510    $ 0.0431    $ 0.0232    $ 0.0213    $ 0.0349    $ 0.0160
===========================================================================================================================

 * The Nations Treasury Reserves Liquidity Class Shares commenced operations on January 11, 1991.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For an Adviser Class Share outstanding throughout each year.

                                                                                 NATIONS TREASURY RESERVES
-----------------------------------------------------------------------------------------------------------------
                                                                            YEAR         YEAR        PERIOD
                                                                           ENDED        ENDED        ENDED
                                                                          04/30/97     04/30/96     04/30/95*
-----------------------------------------------------------------------------------------------------------------
Adviser Class Shares:
Net asset value, beginning of year......................................  $   1.00     $   1.00     $   1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income...................................................    0.0494       0.0531       0.0308
Dividends from net investment income....................................   (0.0494)     (0.0531)     (0.0308)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of year............................................  $   1.00     $   1.00     $   1.00
=================================================================================================================
Total Return++..........................................................      5.06%        5.45%        3.11%
=================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of year (000's).......................................  $154,256     $175,691     $ 55,762
  Ratio of operating expenses to average net assets.....................      0.45%        0.45%        0.45%+
  Ratio of net investment income to average net assets..................      4.95%        5.25%        4.54%+
  Ratio of operating expenses to average net assets without waivers.....      0.71%        0.76%        0.75%+
  Ratio of net investment income to average net assets without                4.69%        4.94%        4.25%+
    waivers.............................................................
  Net investment income per share without waivers.......................  $ 0.0468     $ 0.0500     $ 0.0288
=================================================================================================================

 * The Nations Treasury Reserves Adviser Class Shares commenced operations on September 22, 1994.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Market Class Share outstanding throughout the period.

                                            NATIONS TREASURY RESERVES
-----------------------------------------------------------------------------------------------------------------
                                                                                                    PERIOD
                                                                                                     ENDED
                                                                                                   04/30/97*
-----------------------------------------------------------------------------------------------------------------
Market Class Shares:
Net asset value, beginning of period............................................................   $   1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income...........................................................................     0.0481
Dividends from net investment income............................................................    (0.0481)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period..................................................................   $   1.00
=================================================================================================================
Total Return++..................................................................................       4.92%
=================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of period (000's).............................................................   $123,396
  Ratio of operating expenses to average net assets.............................................       0.55%+
  Ratio of net investment income to average net assets..........................................       4.85%+
  Ratio of operating expenses to average net assets without waivers.............................       0.81%+
  Ratio of net investment income to average net assets without waivers..........................       4.59%+
  Net investment income per share without waivers...............................................   $ 0.0455
=================================================================================================================

 * The Nations Treasury Reserves Market Class Shares commenced operations on May 3, 1996.
 + Annualized.
++ Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Capital Class Share outstanding throughout each year.

                                                                      NATIONS GOVERNMENT RESERVES
 ---------------------------------------------------------------------------------------------------------------------------
                                             YEAR           YEAR       YEAR       YEAR       YEAR       YEAR      PERIOD
                                             ENDED         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                           04/30/97       04/30/96   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
 ---------------------------------------------------------------------------------------------------------------------------
Capital Class Shares:
Net asset value, beginning of year.......  $    1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income..................     0.0520        0.0556     0.0463     0.0278     0.0312     0.0343     0.0168
  Net realized gain on investments.......         --            --         --         --         --     0.0023         --
---------------------------------------------------------------------------------------------------------------------------
      Total from investment operations...     0.0520        0.0556     0.0463     0.0278     0.0312     0.0366     0.0168
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income...    (0.0520)      (0.0556)   (0.0463)   (0.0278)   (0.0312)   (0.0343)   (0.0168)
  Distributions from net realized
    gains................................         --            --         --         --         --    (0.0023)        --
---------------------------------------------------------------------------------------------------------------------------
      Total distributions................    (0.0520)      (0.0556)   (0.0463)   (0.0278)   (0.0312)   (0.0366)   (0.0168)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year.............  $    1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
===========================================================================================================================
Total Return++...........................       5.33%         5.71%      4.72%      2.82%      3.15%      3.71%      5.57%+
===========================================================================================================================
Ratios to average net assets/
  supplemental data:
  Net assets, end of year (000's)........  $ 125,377      $ 58,121   $      2   $ 10,819   $  7,396   $  1,800   $    295
  Ratio of operating expenses to average
    net assets...........................       0.20%(a)      0.20%      0.32%      0.45%      0.45%      0.45%      0.45%+
  Ratio of net investment income to
    average net assets...................       5.22%         5.48%      4.35%      2.78%      3.07%      4.24%      5.89%+
  Ratio of operating expenses to average
    net assets without waivers...........       0.49%(a)      0.53%      0.54%      0.51%      0.64%      0.76%      0.80%+
  Ratio of net investment income to
    average net assets without waivers...       4.93%         5.15%      4.13%      2.72%      2.88%      3.93%      5.54%+
  Net investment income per share without
    waivers..............................  $  0.0491(a)   $ 0.0523   $ 0.0439   $ 0.0272   $ 0.0288   $ 0.0313   $ 0.0158
===========================================================================================================================
   *  The Nations Government Reserves Capital Class Shares commenced operations on January 17, 1991.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.
 (a)  The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.01, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Liquidity Class Share outstanding throughout each year.

                                                                  NATIONS GOVERNMENT RESERVES
 ---------------------------------------------------------------------------------------------------------------------------
                                        YEAR           YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                                       ENDED          ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                      04/30/97       04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
 ---------------------------------------------------------------------------------------------------------------------------
Liquidity Class Shares:
Net asset value, beginning of
  year.............................   $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income............     0.0505         0.0537      0.0453      0.0268      0.0302      0.0461      0.0176
  Net realized gain on
    investments....................         --             --          --          --          --      0.0023          --
---------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations...................     0.0505         0.0537      0.0453      0.0268      0.0302      0.0484      0.0176
---------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends from net investment
    income.........................    (0.0505)       (0.0537)    (0.0453)    (0.0268)    (0.0302)    (0.0461)    (0.0176)
  Distributions from net realized
    gains..........................         --             --          --          --          --     (0.0023)         --
---------------------------------------------------------------------------------------------------------------------------
    Total distributions............    (0.0505)       (0.0537)    (0.0453)    (0.0268)    (0.0302)    (0.0484)    (0.0176)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year.......   $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===========================================================================================================================
Total Return++.....................       5.19%          5.51%       4.59%       2.71%       3.05%       4.70%       6.04%+
===========================================================================================================================
Ratios to average net
  assets/supplemental data:
  Net assets, end of year
    (000's)........................   $  6,482       $    129    $      2    $259,836    $149,252    $ 12,486    $  5,589
  Ratio of operating expenses to
    average net assets.............       0.35%(a)       0.35%       0.40%       0.55%       0.55%       0.55%       0.55%+
  Ratio of net investment income to
    average net assets.............       5.07%          5.33%       4.27%       2.68%       2.71%       4.46%       5.86%+
  Ratio of operating expenses to
    average net assets without
    waivers........................       0.64%(a)       0.68%       0.62%       0.61%       0.74%       0.86%       0.94%+
  Ratio of net investment income to
    average net assets without
    waivers........................       4.78%          5.00%       4.05%       2.62%       2.52%       4.18%       5.47%+
  Net investment income per share
    without waivers................   $ 0.0476(a)    $ 0.0504    $ 0.0430    $ 0.0262    $ 0.0274    $ 0.0422    $ 0.0170
===========================================================================================================================

  * The Nations Government Reserves Liquidity Class Shares commenced operations on January 11, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.01, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For an Adviser Class Share outstanding throughout each year.

                                                                                    NATIONS GOVERNMENT RESERVES
------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR           YEAR          PERIOD
                                                                             ENDED          ENDED           ENDED
                                                                            04/30/97       04/30/96       04/30/95*
------------------------------------------------------------------------------------------------------------------------
Adviser Class Shares:
Net asset value, beginning of year......................................... $  1.00        $  1.00        $   1.00
------------------------------------------------------------------------------------------------------------------------
Net investment income......................................................  0.0495         0.0527          0.0299
Dividends from net investment income....................................... (0.0495)       (0.0527)        (0.0299)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year............................................... $  1.00        $  1.00        $   1.00
========================================================================================================================
Total Return++.............................................................    5.07%          5.39%           3.04%
========================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of year (000's).......................................... $24,845        $108,168       $ 99,246
  Ratio of operating expenses to average net assets........................    0.45%(a)       0.45%           0.57%+
  Ratio of net investment income to average net assets.....................    4.97%          5.23%           4.10%+
  Ratio of operating expenses to average net assets without waivers........    0.74%(a)       0.78%           0.79%+
  Ratio of net investment income to average net assets without waivers.....    4.68%          4.90%           3.88%+
  Net investment income per share without waivers.......................... $0.0466 (a)    $0.0494        $ 0.0283
========================================================================================================================
   *  The Nations Government Reserves Adviser Class Shares commenced operations on September 22, 1994.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.
 (a)  The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.01, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Market Class Share outstanding throughout the period.

                                             NATIONS GOVERNMENT RESERVES
---------------------------------------------------------------------------------------------------------------------
                                                                                                      PERIOD
                                                                                                       ENDED
                                                                                                     04/30/97*
---------------------------------------------------------------------------------------------------------------------
Market Class Shares:
Net asset value, beginning of period................................................................ $   1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income...............................................................................   0.0482
Dividends from net investment income................................................................  (0.0482)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period...................................................................... $   1.00
=====================================================================================================================
Total Return++......................................................................................     4.93%
=====================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of year period (000's)............................................................ $218,499
  Ratio of operating expenses to average net assets.................................................     0.55%+(a)
  Ratio of net investment income to average net assets..............................................     4.87%+
  Ratio of operating expenses to average net assets without waivers.................................     0.84%+(a)
  Ratio of net investment income to average net assets without waivers..............................     4.58%+
  Net investment income per share without waivers................................................... $ 0.0453  (a)
=====================================================================================================================
   *  The Nations Government Reserves Market Class Shares commenced operations on May 3, 1996.
   +  Annualized.
  ++  Total return represents aggregate total return for the period indicated.
 (a)  The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.01, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Capital Class Share outstanding throughout each year.

                                                                       NATIONS MUNICIPAL RESERVES
  ---------------------------------------------------------------------------------------------------------------------------
                                            YEAR        YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                                           ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                          04/30/97    04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
  ---------------------------------------------------------------------------------------------------------------------------
Capital Class Shares:
Net asset value, beginning of year.....   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income..................     0.0337      0.0362      0.0313      0.0198      0.0231      0.0356      0.0245
Dividends from net investment income...    (0.0337)    (0.0362)    (0.0313)    (0.0198)    (0.0231)    (0.0356)    (0.0245)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...........   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===========================================================================================================================
Total Return++.........................       3.44%       3.70%       3.19%       2.00%       2.34%       3.62%       4.62%+
===========================================================================================================================
Ratios to average net assets/
  supplemental data:
  Net assets, end of year (000's)......   $ 59,701    $ 48,482    $ 32,353    $ 35,698    $ 26,145    $ 18,150    $  5,064
  Ratio of operating expenses to
    average net assets.................       0.20%       0.20%       0.23%       0.45%       0.45%       0.45%       0.45%+
  Ratio of net investment income to
    average net assets.................       3.38%       3.61%       3.36%       1.98%       2.27%       3.38%       4.70%+
  Ratio of operating expenses to
    average net assets without waivers
    and/or expenses reimbursed.........       0.52%       0.58%       0.59%       0.58%       0.66%       0.89%       0.99%+
  Ratio of net investment income to
    average net assets without waivers
    and/or expenses reimbursed.........       3.06%       3.23%       2.99%       1.85%       2.05%       2.94%       4.16%+
  Net investment income per share
    without waivers and/or expenses
    reimbursed.........................   $ 0.0305    $ 0.0324    $ 0.0279    $ 0.0186    $ 0.0203    $ 0.0296    $ 0.0216
===========================================================================================================================
   *  The Nations Municipal Reserves Capital Class Shares commenced operations on October 23, 1990.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Liquidity Class Share outstanding throughout each year.

                                                                      NATIONS MUNICIPAL RESERVES
 ---------------------------------------------------------------------------------------------------------------------------
                                          YEAR         YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                        04/30/97     04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
 ---------------------------------------------------------------------------------------------------------------------------
Liquidity Class Shares:
Net asset value, beginning of year..... $   1.00     $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income..................   0.0323       0.0347      0.0304      0.0188      0.0221      0.0346      0.0478
Dividends from net investment income...  (0.0323)     (0.0347)    (0.0304)    (0.0188)    (0.0221)    (0.0346)    (0.0478)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year........... $   1.00     $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===========================================================================================================================
Total Return++.........................     3.29%        3.52%       3.09%       1.90%       2.24%       3.52%       4.60%+
===========================================================================================================================
Ratios to average net assets/
  supplemental data:
  Net assets, end of year (000's)...... $ 54,677     $  6,734    $  2,591    $ 13,805    $ 10,766    $ 11,473    $  8,927
  Ratio of operating expenses to
    average net assets.................     0.35%        0.35%       0.33%       0.55%       0.55%       0.55%       0.55%+
  Ratio of net investment income to
    average net assets.................     3.23%        3.46%       3.26%       1.86%       2.21%       3.36%       5.22%+
  Ratio of operating expenses to
    average net assets without waivers
    and/or expenses reimbursed.........     0.67%        0.73%       0.69%       0.67%       0.76%       0.99%       0.81%+
  Ratio of net investment income to
    average net assets without waivers
    and/or expenses reimbursed.........     2.91%        3.08%       2.89%       1.74%       2.00%       2.92%       4.96%+
  Net investment income per share
    without waivers and/or expenses
    reimbursed......................... $ 0.0291     $ 0.0309    $ 0.0270    $ 0.0176    $ 0.0192    $ 0.0285    $ 0.0455
===========================================================================================================================
   *  The Nations Municipal Reserves Liquidity Class Shares commenced operations on June 1, 1990.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For an Adviser Class Share outstanding throughout each year.

                                                                                         NATIONS MUNICIPAL RESERVES
--------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR          YEAR       PERIOD
                                                                                     ENDED        ENDED       ENDED
                                                                                   04/30/97      04/30/96    04/30/95*
--------------------------------------------------------------------------------------------------------------------------
Adviser Class Shares:
Net asset value, beginning of year...............................................  $    1.00     $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income............................................................     0.0313       0.0337      0.0199
Dividends from net investment income.............................................    (0.0313)     (0.0337)    (0.0199)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year.....................................................  $    1.00     $   1.00    $   1.00
==========================================================================================================================
Total Return++...................................................................       3.19%        3.43%       2.02%
==========================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of year (000's)................................................  $   7,296     $ 55,511    $ 64,123
  Ratio of operating expenses to average net assets..............................       0.45%        0.45%       0.48%+
  Ratio of net investment income to average net assets...........................       3.13%        3.36%       3.11%+
  Ratio of operating expenses to average net assets without waivers and/or
    expenses reimbursed..........................................................       0.77%        0.83%       0.84%+
  Ratio of net investment income to average net assets without waivers and/or
    expenses reimbursed..........................................................       2.81%        2.98%       2.74%+
  Net investment income per share without waivers and/or expenses reimbursed.....  $  0.0281     $ 0.0299    $ 0.0176
==========================================================================================================================
   *  The Nations Municipal Reserves Adviser Class Shares commenced operations on September 22, 1994.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Market Class Share outstanding throughout the period.

                                              NATIONS MUNICIPAL RESERVES
----------------------------------------------------------------------------------------------------------------------
                                                                                                         PERIOD
                                                                                                          ENDED
                                                                                                        04/30/97*
----------------------------------------------------------------------------------------------------------------------
Market Class Shares:
Net asset value, beginning of period................................................................... $   1.00
----------------------------------------------------------------------------------------------------------------------
Net investment income..................................................................................   0.0301
Dividends from net investment income...................................................................  (0.0301)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period......................................................................... $   1.00
======================================================================================================================
Total Return++.........................................................................................     3.06%
======================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of period (000's).................................................................... $ 78,300
  Ratio of operating expenses to average net assets....................................................     0.55%+
  Ratio of net investment income to average net assets.................................................     3.03%+
  Ratio of operating expenses to average net assets without waivers....................................     0.87%+
  Ratio of net investment income to average net assets without waivers.................................     2.71%+
  Net investment income per share without waivers...................................................... $ 0.0269
======================================================================================================================

  * The Nations Municipal Reserves Market Class Shares commenced operations on May 3, 1996.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS                     NATIONS INSTITUTIONAL RESERVES

NATIONS INSTITUTIONAL RESERVES (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offers four portfolios: Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves (individually, a "Portfolio", collectively, the "Portfolios"). The Portfolios currently offer four classes of shares: Capital Class Shares, Liquidity Class Shares, Adviser Class Shares and Market Class Shares. Matters affecting each class will be voted on exclusively by its respective shareholders.

1.  Significant Accounting Policies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

    Securities Valuation -- The securities of each Portfolio are valued on the basis of amortized cost, which approximates fair market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the fair market value of the instrument is not significant. Restricted securities and other assets are valued by the investment adviser under the supervision of the Board of Trustees.

    Repurchase Agreements -- Each Portfolio may engage in repurchase agreement transactions including joint repurchase agreement transactions in which the Portfolios, along with other registered investment companies advised by NationsBanc Advisers, Inc. ("NBAI"), invest their aggregate cash balances. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its right. Unless permitted by the Securities and Exchange Commission, the Portfolio will not enter into repurchase agreements with its investment adviser, distributor or any of their affiliates. The Portfolio's investment adviser, acting under the supervision of the Board of Trustees, monitors the value of the collateral received as well as the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate potential risks.

    Reverse Repurchase Agreements -- Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves are authorized to enter into reverse repurchase agreements with institutions that the Portfolios' investment adviser has determined are credit worthy. Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it is required to segregate cash, U.S. Government securities or other liquid high-grade debt obligations in an amount at least equal in value to the Portfolio's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Statement of Net Assets.

    At April 30, 1997, Nations Treasury Reserves had reverse repurchase agreements outstanding as follows:

            Maturity Amount..................................................  $98,966,000
            Maturity Date....................................................     07/01/97
            Market Value of Assets Sold Under Agreements.....................  $98,496,223

    The average daily balance of reverse repurchase agreements outstanding during the year ended April 30, 1997 was $95,404,019. Nations Cash Reserves and Nations Government Reserves did not enter into any reverse repurchase agreements during the year ended April 30, 1997.

NOTES TO FINANCIAL STATEMENTS (continued)         NATIONS INSTITUTIONAL RESERVES

    The proceeds received by Nations Treasury Reserves under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the year ended April 30, 1997, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $141,441. Such amounts have been included in interest income in the Statement of Operations.

    Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of discounts and premiums calculated ratably, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized gains and losses are allocated among classes based upon the relative average net assets of each class of shares.

    Dividends and Distributions to Shareholders -- It is the policy of each Portfolio to declare dividends daily from net investment income and to pay such dividends monthly. Each Portfolio will distribute net realized short-term capital gains annually after the fiscal year in which earned or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Portfolio as a whole.

    Federal Income Tax -- Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

    Expenses -- General expenses of the Trust are allocated to the relevant Portfolios based upon relative net assets. Operating expenses directly attributable to a class of shares are charged to such class' operations. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class of shares.

    Cash Flow Information -- Cash, as used in the Statement of Cash Flows, is the amount of cash on hand at custodian banks. The Trust issues and redeems shares, invests in securities, and distributes dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows.

2.  Investment Advisory Fee, Administrative Fee and Related Party Transactions.

The Trust has, on behalf of its Portfolios, entered into an investment advisory agreement ("Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank").

Under the terms of the Investment Advisory Agreement, NBAI is entitled to receive an advisory fee from each Portfolio equal to 0.30% on an annualized basis, of the average daily net assets of such Portfolio.

The Trust and NBAI have entered into a sub-advisory agreement ("Sub-Advisory Agreement") with TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of the Sub-Advisory Agreement, TradeStreet is entitled to receive from NBAI a sub-advisory fee for each Portfolio at the annual rate of 0.033% of such Portfolio's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust pursuant to an administration agreement ("Administration Agreement"). First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust pursuant to a co-administration agreement ("Co-Administration Agreement"). Pursuant to the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of average daily net assets of the Portfolios on a combined basis.

NOTES TO FINANCIAL STATEMENTS (continued)         NATIONS INSTITUTIONAL RESERVES

For the year ended April 30, 1997, Stephens earned $279,306, after fee waivers, from the Portfolios for its administration services.

The investment adviser, sub-adviser, administrator and co-administrator may, from time to time, reduce their fees payable by each Portfolio (either voluntarily or pursuant to applicable state limitations). For the year ended April 30, 1997, the investment adviser and administrator voluntarily waived the following fees:

                                                                FEES WAIVED BY     FEES WAIVED BY
                                                              INVESTMENT ADVISER    ADMINISTRATOR
                                                              ------------------   ---------------
        Nations Cash Reserves...............................      $2,797,837         $ 1,511,966
        Nations Treasury Reserves...........................       1,033,412             536,800
        Nations Government Reserves.........................         556,881             244,173
        Nations Municipal Reserves..........................         437,537             168,418

No officer, director or employee of NationsBank, NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Trust for serving as trustee, officer or employee of the Trust. The Trust pays each Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by the Trustees in attending such meetings.

The Portfolios' eligible Trustees may participate in a non-qualified deferred compensation plan and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, to the rate of return of Nations Treasury Fund, a fund of Nations Fund, Inc. The expenses for the deferred compensation plan and retirement plan are included in the "Trustees' fees and expenses" line of the Statements of Operations.

NationsBank of Texas, N.A. ("NationsBank of Texas"), acts as the custodian for the Portfolios and, for the year ended April 30, 1997, earned $212,101 for providing such services. On October 18, 1996, The Bank of New York ("BONY") was appointed sub-custodian for the Portfolios. The Portfolios (except Nations Municipal Reserves) accrue a credit on daily cash balances held at BONY. The earnings credit is applied to the monthly custody fee. For the year ended April 30, 1997, the earnings credit was $1,349.

First Data also serves as the transfer agent for the Portfolios' shares. NationsBank of Texas also acts as the sub-transfer agent for the Capital Class Shares of the Portfolios and, for the year ended April 30, 1997, earned approximately $22,655 for providing such services. Stephens acts as distributor of the Portfolios' shares.

3.  Shareholder Servicing and Distribution Plans.

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Liquidity Class Shares ("Liquidity Class Shares Plan") and the Market Class Shares ("Market Class Shares Plan") of the Portfolios. Under the Liquidity Class Shares Plan, the Trust may reimburse Stephens for actual expenses incurred by Stephens in connection with the distribution of Liquidity Class Shares up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Portfolios. Under the Market Class Shares Plan, the Trust may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Market Class Shares up to 0.20% of the average daily net assets of the Market Class Shares of the Portfolios. Currently, the Trust is not reimbursing Stephens for any portion of such expenses for Liquidity Class Shares and Market Class Shares. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition, the Liquidity Class Shares Plan permits the Trust to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of Nations Cash Reserves, Nations Government Reserves, and Nations Municipal Reserves and 0.35% of the average daily net assets of the Liquidity Class Shares of Nations Treasury Reserves. Stephens may use this fee to compensate certain financial institutions, with which it has entered into servicing agreements, that provide administrative and/or distribution services to Liquidity Class Shares shareholders. Currently, the Trust is not accruing fees pursuant to the Liquidity Class Shares Plan.

NOTES TO FINANCIAL STATEMENTS (continued)         NATIONS INSTITUTIONAL RESERVES

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class Shares, Adviser Class Shares and Market Class Shares of the Portfolios. Under the Servicing Plans, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with the Trust for certain shareholder support services that are provided by the servicing agents to holders of Liquidity Class Shares, Adviser Class Shares and Market Class Shares. Payments under the Servicing Plans are accrued daily and paid monthly at rates that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Liquidity Class Shares, Adviser Class Shares and Market Class Shares, of the Portfolios. Fees paid pursuant to the Servicing Plans are charged as expenses of Liquidity Class Shares, Adviser Class Shares and Market Class Shares, respectively, as accrued.

For the year ended April 30, 1997, the effective annualized rates paid by the Portfolios, as a percentage of average daily net assets, pursuant to the plans are as follows:

                                         LIQUIDITY CLASS    ADVISER CLASS                    MARKET CLASS
                                             SHARES            SHARES        MARKET CLASS       SHARES
                                            SERVICING         SERVICING         SHARES        SERVICING
                  PORTFOLIO                   PLAN              PLAN             PLAN            PLAN
        ------------------------------   ---------------    -------------    ------------    ------------
        Nations Cash Reserves.........        0.15%             0.25%            0.10%           0.25%
        Nations Treasury Reserves.....        0.15%             0.25%            0.10%           0.25%
        Nations Government Reserves...        0.15%             0.25%            0.10%           0.25%
        Nations Municipal Reserves....        0.15%             0.25%            0.10%           0.25%

For the year ended April 30, 1997, no fees were incurred by the Portfolios pursuant to the Liquidity Class Shares Plan.

A substantial portion of the fees paid pursuant to the plans described above are paid to affiliates of NationsBank.

4.  Shares of Beneficial Interest.

As of April 30, 1997, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration authorizes the Board of Trustees to classify or reclassify any authorized, but unissued, shares into one or more additional classes or series of shares. Since the Portfolios have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions. Changes in capital stock for each Portfolio were as follows:

                                                                 YEAR ENDED         YEAR ENDED
                                                                  APRIL 30,         APRIL 30,
                                                                    1997               1996
                                                               ---------------    --------------
        NATIONS CASH RESERVES:
          Capital Class Shares:
            Sold............................................   $ 8,400,298,782    $1,186,447,620
            Issued as reinvestment of dividends.............        25,009,333         1,201,076
            Redeemed........................................    (7,348,719,105)     (714,069,908)
                                                                --------------    --------------
            Net increase....................................   $ 1,076,589,010    $  473,578,788
                                                                ==============    ==============

                                                                 YEAR ENDED         YEAR ENDED
                                                                  APRIL 30,         APRIL 30,
                                                                    1997               1996
                                                               ---------------    --------------
          Liquidity Class Shares:
            Sold............................................   $ 4,463,041,753    $  316,764,360
            Issued as reinvestment of dividends.............         5,877,940           842,517
            Redeemed........................................    (4,084,515,073)     (282,161,641)
                                                                --------------    --------------
            Net increase....................................   $   384,404,620    $   35,445,236
                                                                ==============    ==============

NOTES TO FINANCIAL STATEMENTS (continued)         NATIONS INSTITUTIONAL RESERVES

                                                                 YEAR ENDED         YEAR ENDED
                                                                  APRIL 30,         APRIL 30,
                                                                    1997               1996
                                                               ---------------    --------------
        NATIONS CASH RESERVES (CONTINUED):
          Adviser Class Shares:
            Sold............................................   $ 1,638,783,813    $  764,101,646
            Issued as reinvestment of dividends.............         3,465,664            78,897
            Redeemed........................................    (1,792,509,122)     (414,053,407)
                                                                --------------    --------------
            Net increase/(decrease).........................   $  (150,259,645)   $  350,127,136
                                                                ==============    ==============

                                                                PERIOD ENDED
                                                                  APRIL 30,
                                                                    1997*
                                                               ---------------
          Market Class Shares:
            Sold............................................   $   794,300,010
            Redeemed........................................      (461,300,000)
                                                                --------------
            Net increase....................................   $   333,000,010
                                                                ==============

---------------
* The Nations Cash Reserves Market Class Shares commenced operations on May 3, 1996.

                                                                 YEAR ENDED         YEAR ENDED
                                                                  APRIL 30,         APRIL 30,
                                                                    1997               1996
                                                               ---------------    --------------
        NATIONS TREASURY RESERVES:
          Capital Class Shares:
            Sold............................................   $ 1,673,872,701    $1,731,309,808
            Issued as reinvestment of dividends.............           793,663                --
            Redeemed........................................    (1,510,038,699)   (1,678,650,050)
                                                                --------------    --------------
            Net increase....................................   $   164,627,665    $   52,659,758
                                                                ==============    ==============

                                                                 YEAR ENDED         YEAR ENDED
                                                                  APRIL 30,         APRIL 30,
                                                                    1997               1996
                                                               ---------------    --------------
          Liquidity Class Shares:
            Sold............................................   $   553,984,269    $   23,746,115
            Issued as reinvestment of dividends.............         1,522,298           113,655
            Redeemed........................................      (485,733,563)      (12,729,001)
                                                                --------------    --------------
            Net increase....................................   $    69,773,004    $   11,130,769
                                                                ==============    ==============

                                                                 YEAR ENDED         YEAR ENDED
                                                                  APRIL 30,         APRIL 30,
                                                                    1997               1996
                                                               ---------------    --------------
          Adviser Class Shares:
            Sold............................................   $   735,220,753    $  569,065,291
            Issued as reinvestment of dividends.............         1,848,791            31,406
            Redeemed........................................      (758,512,266)     (449,157,719)
                                                                --------------    --------------
            Net increase/(decrease).........................   $   (21,442,722)   $  119,938,978
                                                                ==============    ==============

NOTES TO FINANCIAL STATEMENTS (continued)         NATIONS INSTITUTIONAL RESERVES

                                                                PERIOD ENDED
                                                                  APRIL 30,
                                                                    1997*
                                                               ---------------
        NATIONS TREASURY RESERVES (CONTINUED):
          Market Class Shares:
            Sold............................................   $   333,950,010
            Redeemed........................................      (210,550,000)
                                                                --------------
            Net increase....................................   $   123,400,010
                                                                ==============

---------------
* The Nations Treasury Reserves Market Class Shares commenced operations on May 3, 1996.

                                                                 YEAR ENDED         YEAR ENDED
                                                                  APRIL 30,         APRIL 30,
                                                                    1997               1996
                                                               ---------------    --------------
        NATIONS GOVERNMENT RESERVES:
          Capital Class Shares:
            Sold............................................   $   396,992,148    $  154,655,322
            Issued as reinvestment of dividends.............           488,093            30,543
            Redeemed........................................      (330,225,136)      (96,565,556)
                                                                --------------    --------------
            Net increase....................................   $    67,255,105    $   58,120,309
                                                                ==============    ==============

                                                                 YEAR ENDED         YEAR ENDED
                                                                  APRIL 30,         APRIL 30,
                                                                    1997               1996
                                                               ---------------    --------------
          Liquidity Class Shares:
            Sold............................................   $    28,431,378    $      346,343
            Issued as reinvestment of dividends.............           311,527               989
            Redeemed........................................       (22,390,624)         (220,000)
                                                                --------------    --------------
            Net increase....................................   $     6,352,281    $      127,332
                                                                ==============    ==============

                                                                 YEAR ENDED         YEAR ENDED
                                                                  APRIL 30,         APRIL 30,
                                                                    1997               1996
                                                               ---------------    --------------
          Adviser Class Shares:
            Sold............................................   $   646,626,695    $  327,190,413
            Issued as reinvestment of dividends.............         1,239,113            14,421
            Redeemed........................................      (731,189,720)     (318,282,969)
                                                                --------------    --------------
            Net increase/(decrease).........................   $   (83,323,912)   $    8,921,865
                                                                ==============    ==============

                                                                PERIOD ENDED
                                                                  APRIL 30,
                                                                    1997*
                                                               ---------------
          Market Class Shares:
            Sold............................................   $   691,300,010
            Redeemed........................................      (472,800,000)
                                                                --------------
            Net increase....................................   $   218,500,010
                                                                ==============

---------------
* The Nations Government Reserves Market Class Shares commenced operations on May 3, 1996.

NOTES TO FINANCIAL STATEMENTS (continued)         NATIONS INSTITUTIONAL RESERVES

                                                                 YEAR ENDED         YEAR ENDED
                                                                  APRIL 30,         APRIL 30,
                                                                    1997               1996
                                                               ---------------    --------------
        NATIONS MUNICIPAL RESERVES:
          Capital Class Shares:
            Sold............................................   $   188,376,816    $  176,646,799
            Redeemed........................................      (177,158,206)     (160,517,575)
                                                                --------------    --------------
            Net increase....................................   $    11,218,610    $   16,129,224
                                                                ==============    ==============

                                                                 YEAR ENDED         YEAR ENDED
                                                                  APRIL 30,         APRIL 30,
                                                                    1997               1996
                                                               ---------------    --------------
          Liquidity Class Shares:
            Sold............................................   $   456,759,834    $   60,121,685
            Issued as reinvestment of dividends.............           980,434           135,917
            Redeemed........................................      (409,796,778)      (56,115,098)
                                                                --------------    --------------
            Net increase....................................   $    47,943,490    $    4,142,504
                                                                ==============    ==============

                                                                 YEAR ENDED         YEAR ENDED
                                                                  APRIL 30,         APRIL 30,
                                                                    1997               1996
                                                               ---------------    --------------
          Adviser Class Shares:
            Sold............................................   $    60,607,746    $  265,087,129
            Issued as reinvestment of dividends.............           196,137                71
            Redeemed........................................      (109,019,481)     (273,698,589)
                                                                --------------    --------------
            Net decrease....................................   $   (48,215,598)   $   (8,611,389)
                                                                ==============    ==============

                                                                PERIOD ENDED
                                                                  APRIL 30,
                                                                    1997*
                                                               ---------------
          Market Class Shares:
            Sold............................................   $   339,700,010
            Redeemed........................................      (261,400,000)
                                                                --------------
            Net increase....................................   $    78,300,010
                                                                ==============

---------------
* The Nations Municipal Reserves Market Class Shares commenced operations on May 3, 1996.

NOTES TO FINANCIAL STATEMENTS (continued)         NATIONS INSTITUTIONAL RESERVES

5.  Restricted Securities.

The following securities are illiquid and restricted as to resale and, accordingly, are valued at fair value in good faith by or under the direction of the Trust's Board of Trustees taking into consideration such factors as the Board deems appropriate.

The following table shows the acquisition date, the par value, value per unit, fair value, the percentage of Nations Cash Reserves total net assets that each security comprises as well as the aggregate cost of each such security at April 30, 1997.

                                                             VALUE                   PERCENTAGE
                               ACQUISITION                    PER        FAIR            OF          COST AT
          SECURITY                DATE         PAR VALUE     UNIT        VALUE       NET ASSETS     04/30/97
-----------------------------  -----------    -----------    -----    -----------    ----------    -----------
Jackson National Life
  Insurance Company:
  5.650% 06/14/97++#.........     06/14/96    $50,000,000    $1.00    $50,000,000        1.9%      $50,000,000
  5.870% 07/01/97++..........     01/02/97     50,000,000     1.00     50,000,000        1.9        50,000,000
New York Life Insurance
  Company,
  5.864% 07/01/97++..........     10/07/96     50,000,000     1.00     50,000,000        1.9        50,000,000
Peoples Security Life
  Insurance Company,
  5.740% 05/01/97++#.........     05/09/96     25,000,000     1.00     25,000,000        0.9        25,000,000

---------------
 # Put Date is 10/31/97
++ Reset Date

Certain securities may be sold only pursuant to certain legal restrictions and may be difficult to sell. No Portfolio will invest more than 10% of the value of its net assets in securities that are illiquid.

6.  Line of Credit.

The Trust participates in an uncommitted line of credit provided by BONY under a line of credit agreement dated February 28, 1997 (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Agreement, each Portfolio may borrow up to the lesser of $25 million or 25% of its net assets. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Agreement requires, among other things, that each participating Portfolio maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

At April 30, 1997, there were no loans outstanding under this Agreement. There were no borrowings for the year ended April 30, 1997 by the Portfolios under each agreement.

7.  Concentration of Credit.

The Portfolios invest primarily in money market instruments maturing in one year or less whose ratings are within the highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are believed by NBAI or TradeStreet to be of comparable quality. The ability of the issuers of the securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region.

NOTES TO FINANCIAL STATEMENTS (continued)         NATIONS INSTITUTIONAL RESERVES

8.  Capital Loss Carryforward.

As of April 30, 1997, the Portfolios had available for Federal income tax purposes unused capital losses as follows:

                                        EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING
                                        IN 1998     IN 2000     IN 2001     IN 2002     IN 2003     IN 2004     IN 2005
                                        --------    --------    --------    --------    --------    --------    --------
Nations Cash Reserves................       --       $1,872       $850       $  574          --          --           --
Nations Treasury Reserves............       --           --         --        9,255      $3,324          --     $ 15,261
Nations Government Reserves..........       --           --         --           --          --      $1,209           --
Nations Municipal Reserves...........     $ 72           --         --           --       1,080          --           --

9.  Significant Concentrations.

On February 26, 1997, NationsBank Corporation's (the "Corporation") Asset Management Group announced plans to sell its Institutional Trust, Retirement Services and Corporate Trust businesses (collectively, the "Businesses"). The Businesses make significant use of the Nations Funds Family of Funds (the "Funds"), including Nations Institutional Reserves, to satisfy their clients' investment needs. It is uncertain at this point what impact, if any, the sale of these Businesses will have on the Portfolios and its shareholders. Currently, however, the Adviser does not believe that a significant impact to the overall financial condition and operating performance of the Portfolios will occur.

10.  Principal Shareholders.

At April 30, 1997, one shareholder owned approximately 11% of the outstanding shares of Nations Municipal Reserves. No other shareholder owned more than 10% of the outstanding shares of any Portfolio.

REPORT OF INDEPENDENT ACCOUNTANTS                 NATIONS INSTITUTIONAL RESERVES

To the Shareholders and Trustees of Nations Institutional Reserves:

In our opinion, the accompanying statements of net assets and the related statements of operations, the statement of cash flows for Nations Treasury Reserves, the statements of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves (each a series of Nations Institutional Reserves hereafter referred to as the "Trust") at April 30, 1997, the results of each of their operations, the cash flows for Nations Treasury Reserves, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
June 18, 1997

TAX INFORMATION (UNAUDITED)                       NATIONS INSTITUTIONAL RESERVES

For the year ended April 30, 1997, all of the distributions made from Nations Municipal Reserves are tax-exempt for regular Federal income tax purposes. A portion of this income may be subject to the alternative minimum tax.

This report is submitted for the general information of shareholders of Nations Institutional Reserves. This material must be preceded or accompanied by a current Nations Institutional Reserves prospectus.

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AR7 CM-96335-597